As filed with the SEC on September 3, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09010

TRANSAMERICA INVESTORS, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 – June 30, 2004

Item 1:	Report(s) to Shareholders. The Semi-Annual Report is attached.

Enclosed you will find the 2004 Semi-Annual Report for the Transamerica Premier Funds. For the six months ended June 30, 2004 our funds performed in line with their respective benchmarks. The funds are well positioned to benefit from the positive investment climate anticipated in the coming quarters.

The global economy is experiencing a period of sustainable, synchronized growth, with much of the uncertainty of prior quarters receding into the past. As a result, aggressive monetary and fiscal policy will no longer be needed to boost the economy, and will be removed at a “measured” pace. This will ensure that the current growth trajectory is extended, while limiting inflationary pressures.

Throughout the slowdown of prior quarters, the consumer has been the primary pillar of support for the economy. While the consumer will remain an important component of the current expansion, business and investment spending will regain their historic role as important contributors to a balanced economy.

Current economic conditions provide long-term investors with an attractive buying opportunity based on increased corporate profitability and reasonable valuations. With the global economy on firm footing, the markets will exhibit less volatility.

Your investment in the Transamerica Premier Funds is positioned in accordance with this view. The stock portfolios have invested in world-class industry leaders that benefit from a global recovery, while the bond portfolios have reduced their sensitivity to changes in interest rates and are emphasizing current income returns.

On behalf of our portfolio managers and all of us at Transamerica, I want to thank you for your support and to wish you continued success in your investing endeavors.

Sincerely,

Gary U. Rollé

President

page	1	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CORE EQUITY FUND

Schedule of Investments — June 30, 2004  —  (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 81.8%
Amusement & Recreation Services — 1.3%
MGM MIRAGE [a]	13,000	$610
Apparel & Accessory Stores — 1.8%
TJX Companies, Inc. (The)	35,500	857
Automotive — 6.4%
BorgWarner, Inc.	16,000	700
Delphi Corporation	30,000	320
Gentex Corporation	10,000	397
Harley-Davidson, Inc.	12,000	743
PACCAR Inc.	15,000	870
Business Services — 2.6%
Clear Channel Communications, Inc.	8,500	314
First Data Corporation	19,500	868
Chemicals & Allied Products — 0.7%
Ecolab Inc.	10,000	317
Commercial Banks — 1.4%
Morgan Chase & Co. (J.P.)	10,000	388
State Street Corporation	5,000	245
Communication — 6.5%
Cox Communications, Inc. — Class Aa	19,000	528
Echostar Communications Corporation — Class Aa	20,500	630
Liberty Media Corporation — Class Aa	57,000	512
Liberty Media International, Inc. — Class Aa	22,850	848
UnitedGlobalCom, Inc. — Class Aa	77,000	559
Communications Equipment — 1.6%
QUALCOMM Incorporated	10,000	730
Computer & Data Processing Services — 3.4%
GTECH Holdings Corporation	17,000	787
Microsoft Corporation	15,000	428
SkillSoft PLC — ADR[a]	45,000	342
Computer & Office Equipment — 2.6%
Diebold, Incorporated	10,000	529
SanDisk Corporation[a]	15,000	325
Western Digital Corporation[a]	40,500	351
Construction — 1.0%
Jacobs Engineering Group Inc.[a]	12,000	473
Educational Services — 0.4%
DeVRY Inc.[a]	7,000	192
Electronic & Other Electric Equipment — 1.9%
General Electric Company	10,000	324
Hubbell Incorporated — Class B	12,000	561
Fabricated Metal Products — 0.5%
Gillette Company (The)	5,000	212
Holding & Other Investment Offices — 3.6%
Plum Creek Timber Company, Inc.	51,000	1,662
Hotels & Other Lodging Places — 0.5%
Marriott International, Inc. — Class A	5,000	249

	Shares	Value
Industrial Machinery & Equipment — 8.9%
American Standard Companies Inc.[a]	6,000	$242
Caterpillar, Inc.	12,000	953
Donaldson Company, Inc.	20,000	586
Graco Inc.	15,000	466
Illinois Tool Works Inc.	10,000	959
Kennametal Inc.	20,000	916
Insurance — 2.7%
Berkshire Hathaway Inc. — Class Ba	200	591
WellPoint Health Networks Inc.[a]	6,000	672
Insurance Agents, Brokers & Service — 1.5%
Willis Group Holdings Limited	18,000	674
Lumber & Other Building Materials — 0.6%
Lowe’s Companies, Inc.	5,500	289
Management Services — 2.4%
ServiceMaster Company (The)	89,000	1,096
Manufacturing Industries — 1.1%
Mattel, Inc.	27,000	493
Medical Instruments & Supplies — 1.9%
Zimmer Holdings, Inc.[a]	10,000	882
Oil & Gas Extraction — 2.2%
Anadarko Petroleum Corporation	10,000	586
Apache Corporation	10,000	436
Paperboard Containers & Boxes — 1.8%
Packaging Corporation of America	35,500	848
Personal Services — 2.5%
Weight Watchers International, Inc.[a]	30,000	1,174
Pharmaceuticals — 3.5%
Allergan, Inc.	8,000	716
Amgen Inc.[a]	10,000	546
Genentech, Inc.[a]	6,000	337
Printing & Publishing — 2.2%
American Greetings Corporation — Class Aa	10,000	232
McGraw-Hill Companies, Inc. (The)	10,000	766
Radio, Television & Computer Stores — 1.5%
RadioShack Corporation	23,500	673
Railroads — 1.1%
Union Pacific Corporation	8,500	505
Restaurants — 2.0%
IHOP Corp.	25,500	912
Retail Trade — 2.2%
Staples, Inc.	35,500	1,041
Security & Commodity Brokers — 1.4%
BlackRock, Inc.	10,000	638
Transportation & Public Utilities — 2.1%
Expeditors International of Washington, Inc.	19,500	963

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	2

TRANSAMERICA PREMIER CORE EQUITY FUND (CONTINUED)

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Trucking & Warehousing — 2.8%
United Parcel Service, Inc.—Class B	17,000	$1,278
Variety Stores — 0.6%
Wal-Mart Stores, Inc.	5,000	264
Wholesale Trade Durable Goods — 0.6%
Grainger (W.W.), Inc.	5,000	288
Total Common Stocks
(cost: $33,933)		37,893
Total Investment Securities
(cost: $33,933)*		$37,893

SUMMARY:
Investments, at value	81.8%	$37,893
Other assets in excess of liabilities	18.2%	8,432
Net assets	100.0%	$46,325

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR –	American Depositary Receipt

*	Aggregate cost for Federal tax purposes is $33,954. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,564 and $625, respectively. Net unrealized appreciation for tax purposes is $3,939.

See notes to financial statements

page	3	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
Apparel & Accessory Stores — 2.4%
TJX Companies, Inc. (The)	170,000	$4,104
Business Services — 8.6%
First Data Corporation	190,000	8,459
Moody's Corporation	100,000	6,466
Chemicals & Allied Products — 4.0%
Praxair, Inc.	170,000	6,785
Commercial Banks — 5.5%
Northern Trust Corporation	125,000	5,285
State Street Corporation	85,000	4,168
Communication — 13.1%
Cox Communications, Inc. — Class Aa	165,000	4,585
Echostar Communications Corporation — Class Aa	160,000	4,920
Liberty Media Corporation — Class Aa	417,500	3,753
Liberty Media International, Inc. — Class Aa	99,000	3,673
XM Satellite Radio Holdings Inc. — Class Aa	206,000	5,622
Communications Equipment — 6.0%
QUALCOMM Incorporated	140,000	10,217
Computer & Data Processing Services — 4.2%
Microsoft Corporation	250,000	7,140
Computer & Office Equipment — 1.9%
SanDisk Corporation[a]	153,500	3,329
Drug Stores & Proprietary Stores — 3.0%
Walgreen Co.	142,000	5,142
Electronic Components & Accessories — 1.6%
Intel Corporation	100,000	2,760
Fabricated Metal Products — 4.0%
Gillette Company (The)	160,000	6,784
Hotels & Other Lodging Places — 2.6%
Marriott International, Inc. — Class A	90,000	4,489
Insurance — 4.9%
WellPoint Health Networks Inc.[a]	75,000	8,401
Management Services — 3.1%
Paychex, Inc.	156,000	5,285
Medical Instruments & Supplies — 3.6%
Zimmer Holdings, Inc.[a]	70,000	6,174
Personal Services — 2.9%
Weight Watchers International, Inc.[a]	125,000	4,893
Pharmaceuticals — 10.8%
Allergan, Inc.	80,000	7,162
Genentech, Inc.[a]	128,000	7,194
Pfizer Inc.	120,000	4,114
Retail Trade — 4.7%
Staples, Inc.	275,000	8,060
Transportation & Public Utilities — 4.6%
Expeditors International of Washington, Inc.	160,000	7,906

	Shares	Value
Trucking & Warehousing — 4.4%
United Parcel Service, Inc. — Class B	100,000	$7,517
Variety Stores — 3.2%
Wal-Mart Stores, Inc.	105,000	5,539
Total Common Stocks
(cost: $127,115 )		169,926
Total Investment Securities
(cost: $127,115 ).*		$169,926

SUMMARY:
Investments, at value	99.1%	$169,926
Other assets in excess of liabilities	0.9%	1,574
Net assets	100.0%	$171,500

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	No dividends were paid during the preceding twelve months.

*	Aggregate cost for Federal tax purposes is $128,715. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,061 and $2,850, respectively. Net unrealized appreciation for tax purposes is $41,211.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	4

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments — June 30, 2004  — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 88.2%
Chemicals & Allied Products — 4.7%
Praxair, Inc.	115,000	$4,590
Communication — 13.5%
Echostar Communications Corporation — Class Aa	118,000	3,628
Liberty Media Corporation — Class Aa	315,000	2,832
Liberty Media International, Inc. — Class Aa	68,000	2,523
UnitedGlobalCom, Inc. — Class Aa	570,000	4,138
Computer & Data Processing Services — 21.5%
GTECH Holdings Corporation	111,500	5,164
Microsoft Corporation	180,000	5,141
RealNetworks, Inc.[a]	800,000	5,472
SkillSoft PLC — ADR[a]	675,000	5,130
Electronic & Other Electric Equipment — 6.1%
Gemstar-TV Guide International, Inc.[a]	1,238,000	5,942
Holding & Other Investment Offices — 3.8%
Plum Creek Timber Company, Inc.	113,500	3,698
Insurance — 5.7%
WellPoint Health Networks Inc.[a]	50,000	5,601
Management Services — 9.0%
ServiceMaster Company (The)	710,000	8,747
Personal Services — 7.7%
Weight Watchers International, Inc.[a]	192,500	7,534

	Shares	Value
Pharmaceuticals — 7.1%
Allergan, Inc.	46,400	$4,154
Genentech, Inc.[a]	50,000	2,810
Restaurants — 6.0%
IHOP Corp.	164,950	5,899
Variety Stores — 3.1%
Tuesday Morning Corporation[a]	104,500	3,030
Total Common Stocks
(cost: $75,796 )		86,033
Total Investment Securities
(cost: $75,796 )*		$86,033

SUMMARY:
Investments, at value	88.2%	$86,033
Other assets in excess of liabilities	11.8%	11,489
Net assets	100.0%	$97,522

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR – American	Depositary Receipt

*	Aggregate cost for Federal tax purposes is $75,796. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,745 and $1,508, respectively. Net unrealized appreciation for tax purposes is $10,237.

See notes to financial statements.

page	5	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments — June 30, 2004  — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Automotive — 4.6%
Gentex Corporation	152,000	$6,031
Business Credit Institutions — 4.5%
Financial Federal Corporation[a]	170,000	5,994
Business Services — 3.2%
Moody's Corporation	65,000	4,203
Communication — 2.7%
Global Payments Inc.	80,000	3,602
Computer & Data Processing Services — 15.7%
GTECH Holdings Corporation	120,000	5,557
Network Associates, Inc.[a]	155,000	2,810
RealNetworks, Inc.[a]	910,000	6,224
SkillSoft PLC — ADR[a]	825,000	6,270
Educational Services — 4.6%
DeVRY Inc.[a]	220,000	6,032
Electronic & Other Electric Equipment — 5.5%
Gemstar-TV Guide International, Inc.[a]	1,525,000	7,320
Industrial Machinery & Equipment — 2.4%
Graco Inc.	104,000	3,229
Management Services — 5.3%
ServiceMaster Company (The)	565,000	6,961
Oil & Gas Extraction — 4.3%
EOG Resources, Inc.	95,000	5,672
Paper & Allied Products — 2.3%
Pactiv Corporation[a]	120,000	2,993
Paperboard Containers & Boxes — 4.8%
Packaging Corporation of America	265,000	6,334
Personal Services — 5.8%
Weight Watchers International, Inc.[a]	195,000	7,632
Pharmaceuticals — 5.1%
Techne Corporation[a]	155,000	6,735
Radio, Television & Computer Stores — 5.0%
RadioShack Corporation	230,000	6,585
Restaurants — 4.6%
IHOP Corp.	171,100	6,119
Security & Commodity Brokers — 4.5%
BlackRock, Inc.	94,000	6,000
Transportation & Public Utilities — 10.6%
C.H. Robinson Worldwide, Inc.	165,000	7,564
Expeditors International of Washington, Inc.	130,000	6,423

	Shares	Value
Variety Stores — 0.8%
Tuesday Morning Corporation[a]	36,000	$1,044
Total Common Stocks
(cost: $94,906 )		127,334
Total Investment Securities
(cost: $94,906 )*		$127,334

SUMMARY:
Investments, at value	96.3%	$127,334
Other assets in excess of liabilities	3.7%	4,868
Net assets	100.0%	$132,202

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR – American	Depositary Receipt

*	Aggregate cost for Federal tax purposes is $94,916. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $32,525 and $106, respectively. Net unrealized appreciation for tax purposes is $32,418.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	6

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
U.S. GOVERNMENT OBLIGATIONS — 7.0%
U.S. Treasury Bond
	4.00%	due 02/15/2014	$250	$238
	5.38%	due 02/15/2031	2,800	2,825
U.S. Treasury Note
	4.38%	due 05/15/2007	2,250	2,326
	2.63%	due 05/15/2008	2,600	2,519
	3.13%	due 10/15/2008	2,500	2,451
	3.25%	due 01/15/2009	250	245
	2.63%	due 03/15/2009	750	714
	3.63%	due 05/15/2013	990	927
	4.25%	due 11/15/2013	3,000	2,921
Total U.S. Government Obligations
(cost: $15,756)				15,166
CORPORATE DEBT SECURITIES — 19.4%
Amusement & Recreation Services — 0.9%
Harrah’s Operating Company, Inc. — 144A
	5.50%	due 07/01/2010	1,250	1,258
MGM MIRAGE
	6.00%	due 10/01/2009	700	690
Beverages — 1.5%
Bottling Group, LLC
	2.45%	due 10/16/2006	1,100	1,084
Cia Brasileira de Bebidas — 144A
	8.75%	due 09/15/2013	150	159
Coca-Cola Enterprises Inc.
	2.50%	due 09/15/2006	1,000	986
PepsiAmericas, Inc.
	3.88%	due 09/12/2007	1,000	1,008
Business Credit Institutions — 1.3%
eircom Funding
	8.25%	due 08/15/2013	300	314
Ford Motor Credit Company
	6.70%	due 07/16/2004	1,000	1,001
Textron Financial Corporation
	2.69%	due 10/03/2006	1,500	1,478
Chemicals & Allied Products — 0.1%
Nalco Company — 144A
	7.75%	due 11/15/2011	300	316
Commercial Banks — 2.4%
Abbey National PLC [c]
	7.35%	due 10/29/2049	1,000	1,071
HSBC Capital Funding LP — 144Ab
	10.18%	due 12/31/2049	1,000	1,397
Mellon Bank, NA
	7.00%	due 03/15/2006	300	322
Standard Chartered PLC — 144A
	8.00%	due 05/30/2031	1,000	1,186
US Bank NA
	3.75%	due 02/06/2009	1,000	980

			Principal	Value
Communication — 0.4%
Echostar DBS Corporation
	5.75%	due 10/01/2008	$350	$347
Viacom Inc.
	7.75%	due 06/01/2005	500	524
Computer & Office Equipment — 0.5%
Hewlett-Packard Company
	5.50%	due 07/01/2007	1,000	1,053
Electric Services — 0.5%
Duke Energy Corporation
	4.20%	due 10/01/2008	1,150	1,131
Electric, Gas & Sanitary Services — 0.1%
PG&E Corporation — 144A
	6.88%	due 07/15/2008	215	226
Food & Kindred Products — 0.6%
Campbell Soup Company
	6.90%	due 10/15/2006	1,000	1,076
Tyson Foods, Inc.
	8.25%	due 10/01/2011	250	288
Food Stores — 0.1%
Stater Bros. Holdings Inc. — 144A
	8.13%	due 06/15/2012	150	151
Furniture & Fixtures — 0.5%
Lear Corporation
	7.96%	due 05/15/2005	1,000	1,043
Health Services — 0.2%
HCA Inc.
	7.13%	due 06/01/2006	500	528
Holding & Other Investment Offices — 0.5%
EOP Operating Limited Partnership
	8.38%	due 03/15/2006	1,000	1,083
Hotels & Other Lodging Places — 0.1%
Park Place Entertainment Corporation
	7.00%	due 04/15/2013	300	304
Insurance — 0.5%
WellPoint Health Networks Inc.
	6.38%	due 06/15/2006	1,000	1,061
Insurance Agents, Brokers & Service — 0.5%
MetLife, Inc.
	3.91%	due 05/15/2005	1,000	1,014
Metal Mining — 1.1%
Barrick Gold Finance, Inc.
	7.50%	due 05/01/2007	1,275	1,403
Rio Tinto Finance (USA) Limited
	5.75%	due 07/03/2006	1,000	1,049
Motion Pictures — 0.3%
Time Warner Inc.
	9.13%	due 01/15/2013	500	610

See notes to financial statements.

page	7	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2004  —  (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
Oil & Gas Extraction — 0.1%
Chesapeake Energy Corporation — 144A
	7.50%	due 06/15/2014	$225	$233
Paper & Allied Products — 0.4%
Norske Skogindustrier ASA — 144A
	6.13%	due 10/15/2015	950	939
Personal Credit Institutions — 0.7%
Capital One Bank
	5.00%	due 06/15/2009	750	753
General Motors Acceptance Corporation
	6.75%	due 01/15/2006	750	786
Petroleum Refining — 0.6%
Amerada Hess Corporation
	7.13%	due 03/15/2033	1,200	1,200
Primary Metal Industries — 0.5%
Noranda Inc.
	6.00%	due 10/15/2015	600	537
Phelps Dodge Corporation
	8.75%	due 06/01/2011	550	654
Printing & Publishing — 1.0%
News America Holdings Incorporated
	7.75%	due 12/01/2045	1,000	1,144
Reed Elsevier Capital Inc.
	7.00%	due 05/15/2005	1,000	1,038
Security & Commodity Brokers — 1.2%
BNP U.S. Funding L.L.C. — 144Ab
	7.74%	due 12/31/2049	1,000	1,112
E*TRADE Financial Corporation — 144A
	8.00%	due 06/15/2011	300	300
Lehman Brothers Holdings Inc.
	7.88%	due 08/15/2010	1,000	1,163
Telecommunications — 2.5%
America Movil, SA de CV — 144A
	5.50%	due 03/01/2014	550	508
Cincinnati Bell Inc.
	8.38%	due 01/15/2014	300	269
Millicom International Cellular — 144A
	10.00%	due 12/01/2013	150	153
SBC Communications Inc.
	5.75%	due 05/02/2006	1,000	1,047
Sprint Capital Corporation
	4.78%	due 08/17/2006	1,250	1,275
Telefonica SA
	7.35%	due 09/15/2005	1,000	1,054
Verizon Global Funding Corp.
	7.75%	due 12/01/2030	1,000	1,127
Transportation & Public Utilities — 0.2%
Magellan Midstream Partners, L.P.
	6.45%	due 06/01/2014	500	505

See notes to financial statements.

			Principal	Value
Transportation Equipment — 0.1%
Bombardier Recreational Products — 144A
	8.38%	due 12/15/2013	$200	$200
Total Corporate Debt Securities
(cost: $41,335)				42,138
CONVERTIBLE BONDS — 0.4%
Pharmaceuticals — 0.4%
Vertex Pharmaceuticals Incorporated
	5.00%	due 09/19/2007	1,000	949
Total Convertible Bonds
(cost: $1,000)				949

	Shares	Value
PREFERRED STOCKS — 0.5%
Telecommunications — 0.5%
Centaur Funding Corp. — 144A	800	997
Total Preferred Stocks
(cost: $891)		997
COMMON STOCKS — 68.9%
Automotive — 13.6%
BorgWarner, Inc.	200,000	8,754
Delphi Corporation	100,000	1,068
Gentex Corporation	75,000	2,975
Harley-Davidson, Inc.	130,000	8,052
PACCAR Inc.	150,000	8,699
Chemicals & Allied Products — 1.5%
Ecolab Inc.	100,000	3,169
Commercial Banks — 1.5%
Morgan Chase & Co. (J.P.)	50,000	1,939
State Street Corporation	25,000	1,226
Communications Equipment — 2.7%
QUALCOMM Incorporated	80,000	5,838
Computer & Data Processing Services — 1.3%
Microsoft Corporation	100,000	2,855
Computer & Office Equipment — 3.9%
Diebold, Incorporated	100,000	5,287
SanDisk Corporation[a]	150,000	3,253
Construction — 2.7%
Jacobs Engineering Group Inc.[a]	150,000	5,907
Electronic & Other Electric Equipment — 4.5%
General Electric Company	85,000	2,754
Hubbell Incorporated — Class B	150,000	7,007
Electronic Components & Accessories — 0.6%
Intel Corporation	50,000	1,380
Fabricated Metal Products — 1.5%
Gillette Company (The)	75,000	3,179

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	8

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Holding & Other Investment Offices — 1.5%
Plum Creek Timber Company, Inc.	100,000	$3,257
Hotels & Other Lodging Places — 1.2%
Marriott International, Inc. — Class A	50,000	2,494
Industrial Machinery & Equipment — 10.7%
American Standard Companies Inc.[a]	60,000	2,419
Caterpillar, Inc.	100,000	7,944
Donaldson Company, Inc.	100,000	2,929
Graco Inc.	40,300	1,251
Illinois Tool Works Inc.	30,000	2,876
Kennametal Inc.	125,000	5,725
Insurance — 3.4%
Berkshire Hathaway Inc. — Class Ba	600	1,773
WellPoint Health Networks Inc.[a]	50,000	5,601
Lumber & Other Building Materials — 0.7%
Lowe’s Companies, Inc.	30,000	1,577
Medical Instruments & Supplies — 3.1%
Zimmer Holdings, Inc.[a]	75,000	6,615
Oil & Gas Extraction — 2.3%
Anadarko Petroleum Corporation	40,000	2,344
Apache Corporation	60,000	2,613
Personal Services — 0.7%
Weight Watchers International, Inc.[a]	40,000	1,566
Pharmaceuticals — 3.5%
Allergan, Inc.	30,000	2,686
Amgen Inc.[a]	50,000	2,729
Genentech, Inc.[a]	40,000	2,248
Printing & Publishing — 2.6%
McGraw-Hill Companies, Inc. (The)	75,000	5,743

	Shares	Value
Transportation & Public Utilities — 2.3%
Expeditors International of Washington, Inc.	100,000	$4,940
Trucking & Warehousing — 1.4%
United Parcel Service, Inc. — Class B	40,000	3,006
Wholesale Trade Durable Goods — 1.7%
Grainger (W.W.), Inc.	65,000	3,737
Total Common Stocks
(cost: $115,426 )		149,415
Total Investment Securities
(cost: $174,408)*		$208,665

SUMMARY:
Investments, at value	96.2%	$208,665
Other assets in excess of liabilities	3.8%	8,109
Net assets	100.0%	$216,774

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	No dividends were paid during the preceding twelve months.

[b]	Floating or variable rate note. Rate is listed as of June 30, 2004.

[c]	Securities are step bonds. Abbey National PLC has a coupon of 7.35% until 10/01/2006, thereafter the coupon rate will reset every five years at the five year current month treasury rate plus 178 BP.

DEFINITIONS:

144A — Securities	are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $9,135 or 4.21% of the net assets of the Fund.

*	Aggregate cost for Federal tax purposes is $174,382. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,006 and $2,723, respectively. Net unrealized appreciation for tax purposes is $34,283.

See notes to financial statements.

page	9	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BOND FUND

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
U.S. GOVERNMENT OBLIGATIONS — 25.7%
U.S. Treasury Bond
	4.00%	due 02/15/2014	$125	$119
	5.38%	due 02/15/2031	2,975	3,001
U.S. Treasury Note
	1.25%	due 05/31/2005	1,050	1,043
	2.63%	due 03/15/2009	400	381
	4.00%	due 11/15/2012	500	484
	3.63%	due 05/15/2013	690	646
	4.25%	due 08/15/2013	1,000	976
Total U.S. Government Obligations
(cost: $7,070)				6,650
CORPORATE DEBT SECURITIES — 70.9%
Amusement & Recreation Services — 2.2%
Harrah’s Operating Company, Inc. — 144A
	5.50%	due 07/01/2010	500	503
MGM MIRAGE — 144A
	5.88%	due 02/27/2014	75	68
Beverages — 6.4%
Bottling Group, LLC
	2.45%	due 10/16/2006	600	591
Cia Brasileira de Bebidas — 144A
	8.75%	due 09/15/2013	80	85
Coca-Cola Enterprises Inc.
	2.50%	due 09/15/2006	500	493
PepsiAmericas, Inc.
	3.88%	due 09/12/2007	500	504
Business Credit Institutions — 8.9%
Allstate Financing Global Funding II — 144A
	2.63%	due 10/22/2006	550	543
Boeing Capital Corporation
	5.80%	due 01/15/2013	500	516
Deere (John) Capital Corporation
	3.90%	due 01/15/2008	600	600
eircom Funding
	8.25%	due 08/15/2013	150	157
Ford Motor Credit Company
	6.70%	due 07/16/2004	500	501
Business Services — 4.0%
Clear Channel Communications, Inc.
	8.00%	due 11/01/2008	450	511
International Lease Finance Corporation
	5.63%	due 06/01/2007	500	525
Chemicals & Allied Products — 0.6%
Nalco Company — 144A
	7.75%	due 11/15/2011	150	158
Commercial Banks — 4.2%
Citicorp
	6.38%	due 11/15/2008	500	540
US Bank NA
	3.75%	due 02/06/2009	550	539

			Principal	Value
Communication — 2.6%
Echostar DBS Corporation
	5.75%	due 10/01/2008	$170	$169
Liberty Media Corporation
	5.70%	due 05/15/2013	500	493
Computer & Office Equipment — 2.0%
Hewlett-Packard Company
	5.50%	due 07/01/2007	500	526
Electric, Gas & Sanitary Services — 0.6%
PG&E Corporation — 144A
	6.88%	due 07/15/2008	150	158
Food & Kindred Products — 0.4%
Tyson Foods, Inc.
	8.25%	due 10/01/2011	100	115
Food Stores — 2.0%
Kroger Co. (The)
	7.38%	due 03/01/2005	500	516
Furniture & Fixtures — 2.0%
Lear Corporation
	7.96%	due 05/15/2005	500	521
Holding & Other Investment Offices — 2.1%
EOP Operating Limited Partnership
	8.38%	due 03/15/2006	500	541
Hotels & Other Lodging Places — 0.3%
Park Place Entertainment Corporation
	7.00%	due 04/15/2013	75	76
Insurance — 4.0%
ACE INA Holdings, Inc.
	8.20%	due 08/15/2004	500	504
WellPoint Health Networks Inc.
	6.38%	due 06/15/2006	500	530
Insurance Agents, Brokers & Service — 2.0%
MetLife, Inc.
	3.91%	due 05/15/2005	500	507
Lumber & Wood Products — 1.1%
Weyerhaeuser Company
	7.38%	due 03/15/2032	250	273
Metal Mining — 2.0%
Rio Tinto Finance (USA) Limited
	5.75%	due 07/03/2006	500	525
Motion Pictures — 1.2%
Time Warner Inc.
	9.13%	due 01/15/2013	250	305
Oil & Gas Extraction — 1.0%
Kerr-McGee Corporation
	6.95%	due 07/01/2024	250	250

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	10

TRANSAMERICA PREMIER BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
Personal Credit Institutions — 2.4%
General Motors Acceptance Corporation
	6.63%	due 10/15/2005	$600	$624
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.
	4.75%	due 10/01/2006	500	516
Primary Metal Industries — 2.7%
Noranda Inc.
	6.00%,	due 10/15/2015	250	224
Phelps Dodge Corporation
	8.75%	due 06/01/2011	400	476
Printing & Publishing — 2.2%
News America Holdings Incorporated
	7.75%	due 12/01/2045	500	572
Security & Commodity Brokers — 4.8%
BNP U.S. Funding L.L.C. — 144Aa
	7.74%	due 12/31/2049	500	556
E*TRADE Financial Corporation — 144A
	8.00%	due 06/15/2011	150	150
Merrill Lynch & Co., Inc.
	6.13%	due 05/16/2006	500	529
Telecommunications — 5.8%
America Movil, SA de CV — 144A
	5.50%	due 03/01/2014	275	254
Cincinnati Bell Inc.
	8.38%	due 01/15/2014	150	134
Millicom International Cellular — 144A
	10.00%	due 12/01/2013	75	77
Sprint Capital Corporation
	4.78%	due 08/17/2006	500	510
Telefonica SA
	7.35%	due 09/15/2005	500	527

			Principal	Value
Transportation & Public Utilities — 1.0%
Magellan Midstream Partners, L.P.
	6.45%	due 06/01/2014	$250	$252
Transportation Equipment — 0.4%
Bombardier Recreational Products — 144A
	8.38%	due 12/15/2013	100	100
Total Corporate Debt Securities
(cost: $18,317)				18,344
Total Investment Securities
(cost: $25,387)*				$24,994

SUMMARY:
Investments, at value			96.6%	$24,994
Other assets in excess of liabilities			3.4%	884
Net assets			100.0%	$25,878

DEFINITIONS:

144A – Securities	are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $2,652 or 10.25% of the net assets of the Fund.

*	Aggregate cost for Federal tax purposes is $25,387. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $223 and $616, respectively. Net unrealized depreciation for tax purposes is $393.

See notes to financial statements.

page	11	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
CORPORATE DEBT SECURITIES — 94.1%
Aerospace — 1.7%
K & F Industries, Inc.
	9.63%	due 12/15/2010	$1,000	$1,101
Vought Aircraft Industries, Inc. — 144A
	8.00%	due 07/15/2011	1,000	955
Air Transportation — 1.6%
American Airlines, Inc.
	7.80%	due 10/01/2006	1,000	915
JetBlue Airways Corporation — Series 2004-1 Class Ca
	5.36%	due 03/15/2008	1,000	1,023
Amusement & Recreation Services — 9.9%
Aztar Corporation — 144A
	7.88%	due 06/15/2014	1,000	1,015
Boyd Gaming Corporation — 144A
	6.75%	due 04/15/2014	1,000	948
Herbst Gaming, Inc. — 144A
	8.13%	due 06/01/2012	750	764
Intrawest Corporation
	7.50%	due 10/15/2013	1,000	983
Isle of Capri Casinos, Inc. — 144A
	7.00%	due 03/01/2014	1,000	933
Mandalay Resort Group
	6.38%	due 12/15/2011	1,000	1,021
Penn National Gaming, Inc. — 144A
	6.88%	due 12/01/2011	1,000	986
Speedway Motorsports, Inc.
	6.75%	due 06/01/2013	1,500	1,522
Station Casinos, Inc.
	6.88%	due 03/01/2016	1,500	1,451
Town Sports International, Inc. — 144Ad
	0.00%	due 02/01/2014	1,600	744
Vail Resorts, Inc.
	6.75%	due 02/15/2014	1,000	953
Warner Music Group — 144A
	7.38%	due 04/15/2014	1,000	970
Automotive — 1.9%
Advanced Accessory Systems Holdings Inc.[c]
	0.00%	due 12/15/2011	2,550	1,307
Navistar International Corporation
	9.38%	due 06/01/2006	1,000	1,085
Automotive Dealers & Service Stations — 2.9%
Asbury Automotive Group, Inc.
	8.00%	due 03/15/2014	1,000	960
Group 1 Automotive, Inc.
	8.25%	due 08/15/2013	1,000	1,053
Pep Boys (The) — Manny, Moe & Jack
	6.67%	due 11/05/2004	500	503
	7.00%	due 06/01/2005	1,000	1,028

			Principal	Value
Beverages — 1.7%
Cia Brasileira de Bebidas — 144A
	8.75%	due 09/15/2013	$2,000	$2,120
Business Credit Institutions — 7.9%
AMR Real Estate Ptr/Fin — 144A
	8.13%	due 06/01/2012	1,500	1,537
BCP Caylux Holdings Luxembourg SCA — 144A
	9.63%	due 06/15/2014	2,000	2,083
eircom Funding
	8.25%	due 08/15/2013	1,500	1,567
Inmarsat Finance PLC — 144A
	7.63%	due 06/30/2012	1,500	1,459
Nalco Finance Holdings Inc — 144Ab
	0.00%	due 02/01/2014	4,500	3,004
Chemicals & Allied Products — 1.7%
Lyondell Chemical Company
	9.63%	due 05/01/2007	1,000	1,050
Resolution Performance Products LLC
	8.00%	due 12/15/2009	1,000	1,043
Communication — 4.5%
Consolidated Communication Holdings — 144A
	9.75%	due 04/01/2012	1,000	1,020
Echostar DBS Corporation
	5.75%	due 10/01/2008	1,500	1,486
Kabel Deutschland GmbH — 144A
	10.63%	due 07/01/2014	2,000	2,065
XM Satellite Radio Inc.
	12.00%	due 06/15/2010	875	1,007
Communications Equipment — 2.0%
American Towers, Inc.
	7.25%	due 12/01/2011	1,000	1,008
L-3 Communications Corporation
	6.13%	due 01/15/2014	1,500	1,440
Construction — 2.3%
Beazer Homes USA, Inc.
	6.50%	due 11/15/2013	1,000	950
Standard Pacific Corp.
	5.13%	due 04/01/2009	2,000	1,890
Electric, Gas & Sanitary Services — 1.3%
PG&E Corporation — 144A
	6.88%	due 07/15/2008	1,500	1,574
Fabricated Metal Products — 0.8%
Mueller Group Inc. — 144A
	10.00%	due 05/01/2012	1,000	1,045
Finance — 3.1%
Dow Jones TRAC-X North America High Yield Index Series 2 T3 — 144A
	8.00%	due 03/25/2009	3,000	2,916
Dow Jones TRAC-X North America High Yield Index Series 2 T4 — 144A
	10.13%	due 03/25/2009	1,000	979

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	12

TRANSAMERICA PREMIER HIGH YIELD BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
Food & Kindred Products — 4.0%
Burns, Philp & Company Limited
	9.75%	due 07/15/2012	$2,000	$2,080
Dean Foods Company
	6.90%	due 10/15/2017	1,266	1,250
Reddy Ice Group, Inc.
	8.88%	due 08/01/2011	1,500	1,589
Food Stores — 2.8%
Couche-Tard U.S. L.P. (Couche-Tard Financing Corp.)
	7.50%	due 12/15/2013	1,500	1,507
Stater Bros. Holdings Inc. — 144A
	8.13%	due 06/15/2012	2,000	2,018
Gas Production & Distribution — 0.7%
Williams Companies, Inc. (The)
	7.50%	due 01/15/2031	1,000	910
Health Services — 1.2%
Genesis HealthCare Corporation — 144A
	8.00%	due 10/15/2013	500	513
Province Healthcare Company
	7.50%	due 06/01/2013	1,000	970
Holding & Other Investment Offices — 1.2%
Poster Financial Group, Inc. — 144A
	8.75%	due 12/01/2011	1,500	1,533
Hotels & Other Lodging Places — 2.9%
Host Marriott, L.P.
	7.13%	due 11/01/2013	1,000	985
John Q. Hammons Hotels, Inc. — Series B
	8.88%	due 05/15/2012	1,500	1,635
Park Place Entertainment Corporation
	7.00%	due 04/15/2013	1,000	1,013
Industrial Machinery & Equipment — 0.8%
Case New Holland, Inc. — 144A
	6.00%	due 06/01/2009	1,000	935
Instruments & Related Products — 0.4%
Da-Lite Screen Company, Inc. — 144A
	9.50%	due 05/15/2011	500	523
Lumber & Wood Products — 1.6%
Ainsworth Lumber Co. Ltd. — 144A
	6.75%	due 03/15/2014	1,000	943
Riverside Forest Products Limited — 144A
	7.88%	due 03/01/2014	1,000	1,025
Manufacturing Industries — 3.2%
Aearo Company I — 144A
	8.25%	due 04/15/2012	1,000	1,025
K2 Corporation — 144A
	7.38%	due 07/01/2014	1,400	1,432
Norcross Safety Products L.L.C. — Series B
	9.88%	due 08/15/2011	1,000	1,085
Syratech Corporation
	11.00%	due 04/15/2007	500	438

			Principal	Value
Medical Instruments & Supplies — 0.8%
Apogent Technologies, Inc.
	6.50%	due 05/15/2013	$1,000	$1,023
Motion Pictures — 0.8%
AMC Entertainment, Inc. — 144A
	8.00%	due 03/01/2014	1,000	960
Oil & Gas Extraction — 4.4%
Chesapeake Energy Corporation
	6.88%	due 01/15/2016	1,500	1,469
Comstock Resources, Inc.
	6.88%	due 03/01/2012	1,000	955
Energy Partners, Ltd.
	8.75%	due 08/01/2010	1,000	1,050
Evergreen Resources, Inc. — 144A
	5.88%	due 03/15/2012	1,000	1,015
Mission Resources Corporation — 144A
	9.88%	due 04/01/2011	1,000	1,025
Paper & Allied Products — 2.5%
Appleton Papers, Inc. — 144A
	8.13%	due 06/15/2011	500	509
Graphic Packaging Corporation
	9.50%	due 08/15/2013	1,500	1,635
The Newark Group, Inc. — 144A
	9.75%	due 03/15/2014	1,000	963
Paperboard Containers & Boxes — 1.1%
Solo Cup Company — 144A
	8.50%	due 02/15/2014	1,500	1,403
Petroleum & Petroleum Products — 0.8%
Petro Stopping Centers L.P. — 144A
	9.00%	due 02/15/2012	1,000	995
Petroleum Refining — 2.1%
Giant Industries, Inc.
	8.00%	due 05/15/2014	1,500	1,507
Premcor Refining Group Inc. (The)
	9.25%	due 02/01/2010	1,000	1,133
Primary Metal Industries — 0.7%
Valmont Industries Inc. — 144A
	6.88%	due 05/01/2014	850	839
Printing & Publishing — 0.7%
MediaNews Group, Inc.
	6.38%	due 04/01/2014	1,000	915
Radio & Television Broadcasting — 0.9%
LBI Media, Inc.[f]
	0.00%	due 10/15/2013	1,500	1,067
Railroads — 0.7%
RailAmerica, Inc.
	12.88%	due 08/15/2010	750	863

See notes to financial statements.

page	13	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND (CONTINUED)

Schedule of Investments  — June 30, 2004 —  (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
Residential Building Construction — 0.8%
K. Hovnanian Enterprises, Inc.
	6.50%	due 01/15/2014	$1,000	$935
Restaurants — 1.5%
Carolls Corporation
	9.50%	due 12/01/2008	1,800	1,872
Security & Commodity Brokers — 1.2%
E*TRADE Financial Corporation — 144A
	8.00%	due 06/15/2011	1,500	1,499
Telecommunications — 7.1%
Cincinnati Bell Inc.
	8.38%	due 01/15/2014	2,500	2,238
iPCS Escrow, Co. — 144A
	11.50%	due 05/01/2012	1,000	1,030
Millicom International Cellular — 144A
	10.00%	due 12/01/2013	2,000	2,040
Nextel Partners, Inc.
	8.13%	due 07/01/2011	1,500	1,537
Qwest Capital Funding, Inc.
	7.75%	due 02/15/2031	1,000	790
TSI Telecomunication Services Inc.
	12.75%	due 02/01/2009	1,000	1,080
Textile Mill Products — 0.5%
Avondale Mills, Inc.
	10.25%	due 07/01/2013	1,000	605
Transportation Equipment — 0.4%
Bombardier Recreational Products — 144A
	8.38%	due 12/15/2013	500	499
Water Transportation — 1.7%
Horizon Lines, LLC — 144A
	9.00%	due 11/01/2012	500	500
Hornbeck Offshore Services, Inc.
	10.63%	due 08/01/2008	1,500	1,644

			Principal	Value
Wholesale Trade Nondurable Goods — 3.3%
Domino’s, Inc.
	8.25%	due 07/01/2011	$2,000	$2,130
Nebraska Book Company, Inc.
	8.63%	due 03/15/2012	1,000	985
Standard Commercial Corporation — 144A
	8.00%	due 04/15/2012	1,000	985
Total Corporate Debt Securities
(cost: $116,251)				116,567
CONVERTIBLE BONDS — 4.0%
Computer & Data Processing Services — 1.2%
Openwave Systems, Inc. — 144A
	2.75%	due 09/09/2008	1,500	1,535
Environmental Services — 0.8%
Allied Waste Industries, Inc.
	4.25%	due 04/15/2034	1,000	990
Retail Trade — 1.2%
Dick’s Sporting Goods, Inc. — 144Ae
	1.61%	due 02/18/2024	2,000	1,474
Telecommunications — 0.8%
Terremark Worldwide, Inc. — 144A
	9.00%	due 06/15/2009	1,000	1,000
Total Convertible Bonds
(cost: $5,056)				4,999
Total Investment Securities
(cost: $121,307)*				$121,566

SUMMARY:
Investments, at value	98.1%	$121,566
Other assets in excess of liabilities	1.9%	2,356
Net assets	100.0%	$123,922

NOTES TO SCHEDULE OF INVESTMENTS:

[a]Floating	or variable rate note. Rate is listed as of June 30, 2004.

[b]Securities	are stepbonds. Nalco Finance Holdings Inc. has a coupon rate of 0.00 % until 02/01/2009, thereafter the coupon rate will be 9%.

[c]Securities	are stepbonds. Advanced Accessory Systems Holdings Inc. has a coupon rate of 0.00 % until 06/15/2008, thereafter the coupon rate will be 13.25%.

[d]Securities	are stepbonds. Town Sports International, Inc. has a coupon rate of 0.00 % until 02/01/2009, thereafter the coupon rate will be 11%.

[e]Securities	are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0%.

[f]Securities	are stepbonds. LBI Media, Inc. has a coupon rate of 0.00 % until 10/15/2008, thereafter the coupon rate will be 11%.

DEFINITIONS:

144A – Securities	are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $53,556 or 43.22% of the net assets of the Fund.

*Aggregate	cost for Federal tax purposes is $121,363. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,748 and $2,546, respectively. Net unrealized appreciation for tax purposes is $203.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	14

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

		Principal	Value
COMMERCIAL PAPER — 94.8%
AIG Funding, Inc.
1.03%	due 07/06/2004	$790	$790
1.04%	due 07/07/2004	800	800
1.04%	due 07/08/2004	400	400
American Honda Finance Corporation
1.07%	due 07/19/2004	930	930
CAFCO LLC — 144A
1.06%	due 07/08/2004	850	850
1.26%	due 08/05/2004	500	499
1.43%	due 09/03/2004	400	399
Canadian Imperial Bank of Commerce
1.25%	due 08/27/2004	650	649
1.51%	due 09/28/2004	600	598
Coca-Cola Company (The)
1.04%	due 07/30/2004	1,000	999
1.23%	due 08/23/2004	830	828
Delaware Funding Company, LLC — 144A
1.07%	due 07/06/2004	250	250
1.10%	due 07/09/2004	600	600
1.10%	due 07/15/2004	400	400
1.20%	due 08/04/2004	580	579
E. I. du Pont de Nemours and Company
1.05%	due 07/16/2004	1,080	1,080
1.09%	due 07/29/2004	750	748
Eli Lilly and Company — 144A
1.40%	due 10/04/2004	950	946
1.40%	due 10/05/2004	900	897
General Electric Capital Corporation
1.15%	due 08/02/2004	700	699
1.16%	due 08/03/2004	500	499
1.27%	due 09/02/2004	500	499
1.57%	due 10/12/2004	300	299
Goldman Sachs Group, Inc. (The)
1.10%	due 08/24/2004	300	300
1.35%	due 08/24/2004	200	200
1.92%	due 01/10/2005	600	594
1.92%	due 01/11/2005	450	445
International Business Machines Corporation
1.02%	due 07/01/2004	700	699
MetLife Funding, Inc.
1.08%	due 07/14/2004	1,100	1,100
1.06%	due 07/14/2004	800	800
Nestle Capital Corporation — 144A
1.10%	due 09/10/2004	500	499
Old Line Funding LLC — 144A
1.12%	due 07/15/2004	1,000	1,000
1.25%	due 07/26/2004	600	599
Pfizer Inc. — 144A
1.20%	due 08/12/2004	860	859
1.49%	due 09/21/2004	545	543

			Principal	Value
Proctor & Gamble Company (The) — 144A
	1.22%	due 08/30/2004	$900	$898
	1.24%	due 08/31/2004	625	624
	1.42%	due 09/09/2004	450	449
Province of Ontario
	1.28%	due 09/10/2004	1,100	1,097
Province of Quebec — 144A
	1.07%	due 08/26/2004	700	699
	1.15%	due 10/15/2004	1,150	1,146
Receivables Capital Company, LLC — 144A
	1.08%	due 07/13/2004	450	450
	1.25%	due 09/01/2004	850	848
Toronto-Dominion Bank (The)
	1.05%	due 07/09/2004	470	470
	1.14%	due 08/06/2004	500	499
	1.14%	due 08/09/2004	500	499
Toyota Motor Credit Corporation
	1.05%	due 07/09/2004	300	300
	1.05%	due 07/13/2004	430	430
	1.08%	due 07/16/2004	600	600
	1.22%	due 08/18/2004	400	399
UBS Finance (Delaware) LLC
	1.05%	due 07/12/2004	1,000	1,000
	1.37%	due 08/31/2004	285	284
	1.42%	due 09/13/2004	270	269
	1.62%	due 10/22/2004	250	249
Unilever Capital Corporation — 144A
	1.05%	due 07/07/2004	700	700
Wal-Mart Stores, Inc. — 144A
	1.05%	due 07/20/2004	500	500
	1.06%	due 07/20/2004	300	300
Wells Fargo & Company
	6.63%	due 07/15/2004	500	501
Total Commercial Paper
(cost: $36,087)				36,087
SHORT-TERM OBLIGATIONS — 4.6%
Caterpillar Financial Services Corporation[a]
	1.48%	due 08/26/2004	750	750
Wal-Mart Stores, Inc.
	6.55%	due 08/10/2004	1,000	1,006
Total Short-Term Obligations
(cost: $1,756)				1,756

See notes to financial statements.

page	15	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND (CONTINUED)

Schedule of Investments  —  June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

			Principal	Value
CERTIFICATES OF DEPOSITS — 1.2%
Canadian Imperial Bank of Commerce
,	1.20%	due 08/25/2004	$450	$450
Total Certificates of Deposits
(cost: $450)				450
Total Investment Securities
(cost: $38,293)				$38,293

SUMMARY:
Investments, at value			100.6%	$38,293
Liabilities in excess of other assets			(0.6)%	(219)
Net assets			100.0%	$38,074

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	Floating or variable rate note. Rate is listed as of June 30, 2004.

DEFINITIONS:

144A – Securities	are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $15,534 or 40.80% of the net assets of the Fund.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	16

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments — June 30, 2004 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
Apparel & Accessory Stores — 2.4%
TJX Companies, Inc. (The)	500	$12
Business Services — 9.0%
First Data Corporation	600	27
Moody’s Corporation	300	19
Chemicals & Allied Products — 4.0%
Praxair, Inc.	500	20
Commercial Banks — 5.2%
Northern Trust Corporation	300	13
State Street Corporation	300	14
Communication — 13.9%
Cox Communications, Inc. — Class Aa	600	17
Echostar Communications Corporation — Class Aa	500	15
Liberty Media Corporation — Class Aa	900	8
Liberty Media International, Inc. — Class Aa	400	15
XM Satellite Radio Holdings Inc. — Class Aa	600	16
Communications Equipment — 5.7%
QUALCOMM Incorporated	400	29
Computer & Data Processing Services — 4.5%
Microsoft Corporation	800	23
Computer & Office Equipment — 2.2%
SanDisk Corporation[a]	500	11
Drug Stores & Proprietary Stores — 3.6%
Walgreen Co.	500	18
Electronic Components & Accessories — 1.6%
Intel Corporation	300	8
Fabricated Metal Products — 4.2%
Gillette Company (The)	500	21
Hotels & Other Lodging Places — 3.0%
Marriott International, Inc. — Class A	300	15
Insurance — 4.3%
WellPoint Health Networks Inc.[a]	200	22
Management Services — 3.4%
Paychex, Inc.	500	17
Medical Instruments & Supplies — 3.6%
Zimmer Holdings, Inc.[a]	200	18
Personal Services — 3.2%
Weight Watchers International, Inc.[a]	400	16
Pharmaceuticals — 9.5%
Allergan, Inc.	200	18
Genentech, Inc.[a]	300	17
Pfizer Inc.	400	13
Retail Trade — 4.2%
Staples, Inc.	700	21
Transportation & Public Utilities — 4.0%
Expeditors International of Washington, Inc.	400	20

	Shares	Value
Trucking & Warehousing — 4.5%
United Parcel Service, Inc. — Class B	300	$23
Variety Stores — 3.2%
Wal-Mart Stores, Inc.	300	16
Total Common Stocks
(cost: $496 )		502
Total Investment Securities
(cost: $496 ).*		$502

SUMMARY:
Investments, at value	99.2%	$502
Other assets in excess of liabilities	0.8%	4
Net assets	100.0%	$506

NOTES TO SCHEDULE OF INVESTMENTS:

[a]	No dividends were paid during the preceding twelve months.

*	Aggregate cost for Federal tax purposes is $496. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16 and $9, respectively. Net unrealized appreciation for tax purposes is $6.

page	17	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Core Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund
Assets
Investments, at cost	$33,933	$127,115	$75,796	$94,906	$174,408

Investments, at value	$37,893	$169,926	$86,033	$127,334	$208,665
Cash	8,797	2,392	6,794	6,103	12,787
Receivables:
Securities sold	286	380	5,347	—	825
Fund shares sold	89	19	27	194	368
Interest	2	—	1	1	727
Dividends	24	49	19	79	82
Reimbursement from adviser	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—

	$47,091	$172,766	$98,221	$133,711	$223,454

Liabilities
Payables:
Securities purchased	—	—	—	—	—
Fund shares redeemed	700	944	484	1,302	6,346
Advisory fees	40	145	99	98	146
Transfer agent fees	—	35	37	31	19
Directors fees	—	—	—	—	—
Distribution fees	11	40	23	30	50
Dividends to shareholders	—	—	—	—	—
Other accrued expenses	15	102	56	48	119

	766	1,266	699	1,509	6,680

Net Assets	$46,325	$171,500	$97,522	$132,202	$216,774

Net Assets Consist of:
Paid-in capital	$43,473	$138,471	$120,955	$161,960	$192,138
Undistributed/(Accumulated) net investment income	(13)	(576)	(257)	(156)	966
Accumulated net realized loss on investments	(1,095)	(9,206)	(33,413)	(62,030)	(10,587)
Net unrealized appreciation/(depreciation) of investments	3,960	42,811	10,237	32,428	34,257

Net Assets	$46,325	$171,500	$97,522	$132,202	$216,774

Investor Class
Net Assets	$37,563	$148,039	$91,207	$119,443	$196,846
Shares Outstanding	3,294	8,367	6,259	6,516	9,486

Net Asset Value, Offering Price and Redemption Price Per Share	$11.40	$17.69	$14.57	$18.33	$20.75

Institutional Class
Net Assets	N/A	N/A	N/A	N/A	N/A
Shares Outstanding	N/A	N/A	N/A	N/A	N/A

Net Asset Value, Offering Price and Redemption Price Per Share	N/A	N/A	N/A	N/A	N/A

Class A
Net Assets	$8,762	$23,461	$6,315	$12,759	$19,928
Shares Outstanding	772	1,346	436	702	966

Net Asset Value, Offering Price and Redemption Price Per Share	$11.34	$17.43	$14.49	$18.19	$20.64

Maximum Sales Charge	5.25%	5.25%	5.25%	5.25%	5.25%
Maximum Offering Price Per Share	$11.97	$18.40	$15.29	$19.20	$21.78

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	18

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Bond Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund	Transamerica Premier Institutional Equity
Assets
Investments, at cost	$25,387	$121,307	$38,293	$496

Investments, at value	$24,994	$121,566	$38,293	$502
Cash	954	3,871	97	12
Receivables:
Securities sold	—	1,038	—	6
Fund shares sold	4	—	101	—
Interest	340	2,340	42	—
Dividends	—	—	—	—
Reimbursement from adviser	—	—	11	1
Prepaid expenses and other assets	—	—	—	—

	$26,292	$128,815	$38,544	$521

Liabilities
Payables:
Securities purchased	—	—	—	—
Fund shares redeemed	263	3,918	371	14
Advisory fees	33	62	13	—
Transfer agent fees	—	14	21	—
Directors fees	—	—	—	—
Distribution fees	6	1	—	—
Dividends to shareholders	86	839	29	—
Other accrued expenses	26	59	36	1

	414	4,893	470	15

Net Assets	$25,878	$123,922	$38,074	$506

Net Assets Consist of:
Paid-in capital	$28,779	$148,499	$38,074	$500
Undistributed/(Accumulated) net investment income	(189)	(28)	—	—
Accumulated net realized loss on investments	(2,319)	(24,808)	—	—
Net unrealized appreciation/(depreciation) of investments	(393)	259	—	6

Net Assets	$25,878	$123,922	$38,074	$506

Investor Class
Net Assets	$21,292	$6,232	$37,977	N/A
Shares Outstanding	2,371	829	37,977	N/A

Net Asset Value, Offering Price and Redemption Price Per Share	$8.98	$7.52	$1.00	N/A

Institutional Class
Net Assets	N/A	$117,690	N/A	$506
Shares Outstanding	N/A	15,774	N/A	50

Net Asset Value, Offering Price and Redemption Price Per Share	N/A	$7.46	N/A	$10.13

Class A
Net Assets	$4,586	N/A	$97	N/A
Shares Outstanding	512	N/A	97	N/A

Net Asset Value, Offering Price and Redemption Price Per Share	$8.96	N/A	$1.00	N/A

Maximum Sales Charge	4.75%	N/A	N/A	N/A
Maximum Offering Price Per Share	$9.41	N/A	N/A	N/A

See notes to financial statements.

page	19	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

	Transamerica Premier Core Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund
Investment Income
Interest income	$8	$1	$18	$11	$1,255
Dividend income	220	525	390	618	881

Total Income	228	526	408	629	2,136

Expenses
Investment adviser fee	149	710	412	515	784
Transfer agent and shareholder servicing fees:
Investor Class	13	69	73	60	36
Institutional Class	—	—	—	—	—
Class A	4	1	—	—	—
Distribution fees:
Investor Class	39	181	113	137	240
Class A	15	39	11	20	30
Custodian fees	6	11	8	8	17
Registration fees	15	37	19	10	32
Audit fees	3	14	8	10	18
Legal fees	—	2	1	1	2
Printing fees	5	25	13	16	30
Directors fees and expenses	1	6	3	4	7
Other expenses	1	7	4	4	8

Total expenses before waiver and reimbursement	251	1,102	665	785	1,204
Reimbursed expenses and waived fees	(10)	—	—	—	—

Net Expenses	241	1,102	665	785	1,204

Net Investment Income (Loss)	(13)	(576)	(257)	(156)	932

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	377	5,090	8,951	4,737	5,393
Change in net unrealized appreciation (depreciation) of investments	343	3,172	(4,571)	3,380	(969)

Net Realized and Unrealized Gain (Loss) on Investments	720	8,262	4,580	8,117	4,424

Net Increase (Decrease) in Net Assets From Operations	$707	$7,686	$4,123	$7,961	$5,356

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	20

STATEMENTS OF OPERATIONS (CONTINUED)

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

	Transamerica Premier Bond Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund	Transamerica Premier Institutional Equity Fund[a]
Investment Income
Interest income	$516	$4,909	$220	$—
Dividend income	—	—	—	—

Total Income	516	4,909	220	—

Expenses
Investment adviser fee	80	341	71	—
Transfer agent and shareholder servicing fees:
Investor Class	8	7	33	—
Institutional Class	—	—	—	—
Class A	3		—	—
Distribution fees:
Investor Class	28	7	—	—
Class A	8	—	—	—
Custodian fees	7	17	4	1
Registration fees	21	15	21	—
Audit fees	2	11	4	—
Legal fees	—	1	—	—
Printing fees	4	18	6	—
Directors fees and expenses	1	4	1	—
Other expenses	1	6	3	—

Total expenses before waiver and reimbursement	163	427	143	1
Reimbursed expenses and waived fees	—	(22)	(92)	(1)

Net Expenses	163	405	51	—

Net Investment Income (Loss)	353	4,504	169	—

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	256	2,721	—	—
Change in net unrealized appreciation (depreciation) of investments	(766)	(6,613)	—	6

Net Realized and Unrealized Gain (Loss) on Investments	(510)	(3,892)	—	6

Net Increase (Decrease) in Net Assets From Operations	$(157)	$612	$169	$6

[a]	Commenced operations on June 1, 2004.

See notes to financial statements.

page	21	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

(all amounts in thousands)

	Transamerica Premier Core Equity Fund		Transamerica Premier Equity Fund		Transamerica Premier Focus Fund
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2002	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(13)	$(15)	$(576)	$(717)	$(257)	$(553)
Net realized gain (loss) on investments	377	(313)	5,090	(625)	8,951	4,332
Net change in unrealized appreciation (depreciation) of investments	343	4,449	3,172	42,624	(4,571)	24,595

Net increase (decrease) in net assets resulting from operations	707	4,121	7,686	41,282	4,123	28,374

Dividends / Distributions to Shareholders
Net investment income:
Investor class	—	—	—	—	—	—
Institutional class	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Net realized gains:
Investor class	—	—	—	—	—	—
Institutional class	—	—	—	—	—	—
Class A	—	—	—	—	—	—

Net decrease in net assets resulting from distributions	—	—	—	—	—	—

Net Fund Share Transactions	20,020	10,379	(6,290)	17,583	345	(11,795)

Net increase (decrease) in net assets	20,727	14,500	1,396	58,865	4,468	16,579
Net Assets
Beginning of period	25,598	11,098	170,104	111,239	93,054	76,475

End of period[1]	$46,325	$25,598	$171,500	$170,104	$97,522	$93,054

[1]Includes undistributed (accumulated) net investment income of:	$(13)	$—	$(576)	$—	$(257)	$—

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	22

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Growth Opportunities Fund		Transamerica Premier Balanced Fund		Transamerica Premier Bond Fund
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(156)	$(646)	$932	$2,031	$353	$755
Net realized gain (loss) on investments	4,737	(1,924)	5,393	340	256	928
Net change in unrealized appreciation (depreciation) of investments	3,380	30,315	(969)	32,882	(766)	(117)

Net increase (decrease) in net assets resulting from operations	7,961	27,745	5,356	35,253	(157)	1,566

Dividends / Distributions to Shareholders
Net investment income:
Investor class	—	—	—	(2,077)	(453)	(913)
Institutional class	—	—	—	—	—	—
Class A	—	—	—	(167)	(93)	(176)
Net realized gains:
Investor class	—	—	—	—	—	—
Institutional class	—	—	—	—	—	—
Class A	—	—	—	—	—	—

Net decrease in net assets resulting from distributions	—	—	—	(2,244)	(546)	(1,089)

Net Fund Share Transactions	21,166	(9,123)	12,202	31,815	(742)	(1,119)

Net increase (decrease) in net assets	29,127	18,622	17,558	64,824	(1,445)	(642)
Net Assets
Beginning of period	103,075	84,453	199,216	134,392	27,323	27,965

End of period[1]	$132,202	$103,075	$216,774	$199,216	$25,878	$27,323

[1]Includes undistributed net investment income (loss) of:	$(156)	$—	$966	$34	$(189)	$4

See notes to financial statements

page	23	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica High Yield		Transamerica Cash Reserve Fund		Transamerica Premier Institutional Equity
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Period Ended June 30, 2004 (unaudited)[a]
Increase (Decrease) in Net Assets Operations
Net investment income (loss)	$4,504	$9,179	$169	$430	$—
Net realized gain (loss) on investments	2,721	7,837	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(6,613)	4,316	—	—	6

Net increase (decrease) in net assets resulting from operations	612	21,332	169	430	6

Dividends / Distributions to Shareholders
Net investment income:
Investor class	(197)	(660)	(169)	(426)	—
Institutional class	(4,340)	(8,915)	—	—	—
Class A	—	—	—	(4)	—
Net realized gains:
Investor class	—	—	—	—	—
Institutional class	—	—	—	—	—
Class A	—	—	—	—	—

Net decrease in net assets resulting from distributions	(4,537)	(9,575)	(169)	(430)	—

Net Fund Share Transactions	892	1,950	(5,835)	(5,588)	500

Net increase (decrease) in net assets	(3,033)	13,707	(5,835)	(5,588)	506
Net Assets
Beginning of period	126,955	113,248	43,909	49,497	—

End of period[1]	$123,922	$126,955	$38,074	$43,909	$506

[1]Includes undistributed (accumulated) net investment income of:	$(28)	$5	$—	$—	$—

[a]Commenced	operations on June 1, 2004.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	24

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Core Equity Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$11.17		$ 8.87		$11.10	$12.12	$11.37	$10.59

Operations
Net investment loss[a]	—		(0.01)[d]		(0.01)[d]	(0.11)	(0.10)[d]	(0.10)[d]
Net realized and unrealized gain (loss) on investments	0.23		2.31		(2.22)	(0.87)	1.32	0.88

Total from investment operations	0.23		2.30		(2.23)	(0.98)	1.22	0.78

Dividends/Distributions and Other to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	(0.04)	(0.47)	—
Redemption fees	—		—		—	—	—	—

Total dividends/distributions	—		—		—	(0.04	(0.47)	—

Net Asset Value
End of period	$11.40		$11.17		$8.87	$11.10	$12.12	$11.37

Total Return[b,e]	2.06%		25.93%		(20.09% )	(8.10% )	10.72%	7.37%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.20%		1.20%		1.20%	1.20%	1.20%	1.20%
Before reimbursement/fee waiver[c]	1.23%		1.80%		2.02%	1.77%	1.82%	1.96%
Net investment loss, after reimbursement/fee waiver[c]	(0.05%	)	(0.07%	)	(0.15% )	(0.91% )	(0.82% )	(0.90%	)
Portfolio turnover rate[e]	14%		24%		72%	61%	52%	87%
Net assets, end of period (in thousands)	$37,563		$18,660		$8,822	$10,980	$12,311	$9,256

	Transamerica Premier Equity Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$16.90		$12.93		$17.11	$20.77	$31.96	$24.78

Operations
Net investment loss	(0.06)[d]		(0.07)[d]		(0.13)[d]	(0.20)	(0.34)[d]	(0.29)[d]
Net realized and unrealized gain (loss) on investments	0.85		4.04		(4.05)	(3.46)	(3.42)	8.40

Total from investment operations	0.79		3.97		(4.18)	(3.66)	(3.76)	8.11

Dividends/Distributions and Other to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	(7.43)	(0.93)
Redemption fees	—		—		—	—	—	—

Total dividends/distributions	—		—		—	—	(7.43)	(0.93)

Net Asset Value
End of period	$17.69		$16.90		$12.93	$17.11	$20.77	$31.96

Total Return[b,e]	4.67%		30.70%		(24.43% )	(17.62% )	(13.81% )	33.26%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.32%		1.43%		1.42%	1.34%	1.26%	1.30%
Before reimbursement/fee waiver[c]	1.32%		1.43%		1.42%	1.34%	1.26%	1.30%
Net investment loss, after reimbursement/fee waiver[c]	(0.69%	)	(0.46%	)	(0.91% )	(0.98% )	(1.07% )	(1.07% )
Portfolio turnover rate[e]	6%		38%		34%	42%	40%	42%
Net assets, end of period (in thousands)	$148,039		$146,833		$96,788	$153,607	$241,814	$323,538

aNet investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.01), $(0.07), $(0.10), $(0.18), $(0.18) and $(0.18) for the Core Equity Fund for the period ended June 30, 2004 and years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period.

cAnnualized.

dPer share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

eNot annualized for periods less than one year.

See notes to financial statements

page	25	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Focus FundÙ
	Investor Class
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$13.87		$9.94		$13.84	$19.24	$33.55	$22.42

Operations
Net investment loss[a]	(0.04)[d]		(0.07)[d]		(0.12)[d]	(0.14)[d]	(0.39)[d]	(0.33)[d]
Net realized and unrealized gain (loss) on investments	0.74		4.00		(3.78)	(4.46)	(4.35)	12.37

Total from investment operations	0.70		3.93		(3.90)	(4.60)	(4.74)	12.04

Dividends/Distributions and Other to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	(0.80)	(9.57)	(0.91)
Redemption fees	—		—		—	—	—	—

Total dividends/distributions	—		—		—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$14.57		$13.87		$9.94	$13.84	$19.24	$33.55

Total Return[b,e]	5.05%		39.54%		(28.18% )	(23.92% )	(18.60% )	54.25%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.37%		1.40%		1.40%	1.40%	1.32%	1.39%
Before reimbursement/fee waiver[c]	1.37%		1.54%		1.56%	1.45%	1.32%	1.39%
Net investment loss, after reimbursement/fee waiver[c]	(0.53%	)	(0.65%	)	(1.08% )	(0.88% )	(1.14% )	(1.30% )
Portfolio turnover rate[e]	33%		59%		43%	70%	65%	80%
Net assets, end of period (in thousands)	$91,207		$87,075		$73,525	$107,384	$171,901	$236,741

	Transamerica Premier Growth Opportunities Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$16.99		$12.69		$15.57	$20.82	$38.95	$21.99

Operations
Net investment loss[a]	(0.02)[d]		(0.10)[d]		(0.16)[d]	(0.17)[d]	(0.44)[d]	(0.29)[d]
Net realized and unrealized gain (loss) on investments	1.36		4.40		(2.72)	(4.42)	(7.70)	20.29

Total from investment operations	1.34		4.30		(2.88)	(4.59)	(8.14)	20.00

Dividends/Distributions and Other to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	(0.66)	(9.99)	(3.04)
Redemption fees	—		—		—	—	—	—

Total dividends/distributions	—		—		—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$18.33		$16.99		$12.69	$15.57	$20.82	$38.95

Total Return[b,e]	7.89%		33.88%		(18.50% )	(22.07% )	(26.00% )	93.99%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.30%		1.40%		1.40%	1.40%	1.26%	1.34%
Before reimbursement/fee waiver[c]	1.30%		1.47%		1.42%	1.41%	1.26%	1.34%
Net investment loss, after reimbursement/fee waiver[c]	(0.26%	)	(0.70%	)	(1.12% )	(1.07% )	(1.11% )	(1.09% )
Portfolio turnover rate[e]	8%		29%		37%	55%	78%	50%
Net assets, end of period (in thousands)	$119,443		$93,747		$81,481	$130,559	$224,934	$345,341

ÙOn May 1, 2003, the name of the Fund changed from the Transamerica Premier Aggressive Growth Fund to the Transamerica Premier Focus Fund.

a Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.09), $(0.14), $(0.15), $(0.39) and $(0.33) for the Focus Fund and $(0.02), $(0.11), $(0.16), $(0.17), $(0.44) and $(0.29) for the Growth Opportunities Fund for the years ended December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

b Total return represents aggregate total return for each period.

c Annualized.

d Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

e Not annualized for periods less than one year.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	26

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Balanced Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$20.22	$16.60	$18.70	$20.09	$20.50	$19.24

Operations
Net investment income	0.09[d]	0.23[d]	0.32[d]	0.34[d]	0.42[d]	0.35[d]
Net realized and unrealized gain (loss) on investments	0.44	3.62	(2.05)	(1.38)	1.59	2.43

Total from investment operations	0.53	3.85	(1.73)	(1.04)	2.01	2.78

Dividends/Distributions and Other to Shareholders
Net investment income	—	(0.23)	(0.37)	(0.31)	(0.28)	(0.37)
Net realized gains on investments	—	—	—	(0.04)	(2.14)	(1.15)
Redemption fees	—	—	—	—	—	—

Total dividends/distributions	—	(0.23)	(0.37)	(0.35)	(2.42)	(1.52)

Net Asset Value
End of period	$20.75	$20.22	$16.60	$18.70	$20.09	$20.50

Total Return[b,e]	2.62%	23.20%	(9.24% )	(5.22% )	9.89%	14.81%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.15%	1.29%	1.25%	1.21%	1.24%	1.31%
Before reimbursement/fee waiver[c]	1.15%	1.29%	1.25%	1.21%	1.24%	1.31%
Net investment income, after reimbursement/fee waiver[c]	0.90%	1.28%	1.79%	1.76%	1.89%	1.76%
Portfolio turnover rate[e]	25%	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$196,846	$183,331	$126,564	$138,588	$107,140	$64,448

	Transamerica Premier Bond Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$9.22	$9.06	$9.99	$9.87	$9.73	$10.41

Operations
Net investment income[a]	0.12[d]	0.25[d]	0.49[d]	0.57	0.62	0.58
Net realized and unrealized gain (loss) on investments	(0.17)	0.28	(0.89)	0.33	0.14	(0.60)

Total from investment operations	(0.05)	0.53	(0.40)	0.90	0.76	(0.02)

Dividends/Distributions and Other to Shareholders
Net investment income	(0.19)	(0.37)	(0.49)	(0.57)	(0.62)	(0.59)
Net realized gains on investments	—	—	(0.04)	(0.21)	—	(0.07)
Redemption fees	—	—	—	—	—	—

Total dividends/distributions	(0.19)	(0.37)	(0.53)	(0.78)	(0.62)	(0.66)

Net Asset Value
End of period	$8.98	$9.22	$9.06	$9.99	$9.87	$9.73

Total Return[b,e]	(0.59% )	5.87%	(3.88% )	9.36%	8.10%	(0.22% )

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.19%	1.30%	1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver[c]	1.19%	1.39%	1.36%	1.36%	1.40%	1.47%
Net investment income, after reimbursement/fee waiver[c]	2.67%	2.74%	5.28%	5.32%	6.41%	5.82%
Portfolio turnover rate[e]	35%	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$21,292	$22,811	$23,609	$22,914	$20,200	$16,833

aNet investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net income per share would have been $0.24, $0.48, $0.56, $0.62 and $0.57 for the Bond Fund for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period.

cAnnualized.

dPer share net investment income has been determined on the basis of the average number of shares outstanding during the period.

eNot Annualized for periods less than one year.

See notes to financial statements

page	27	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier High Yield Bond Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$7.76	$7.05	$7.96	$8.35	$9.29	$9.63

Operations
Net investment income[a]	0.27 [d]	0.54[d]	0.68[d]	0.71[d]	0.77	0.79
Net realized and unrealized gain (loss) on investments	(0.24)	0.74	(0.89)	(0.35)	(0.93)	(0.27)

Total from investment operations	0.03	1.28	(0.21)	0.36	(0.16)	0.52

Dividends/Distributions and Other to Shareholders
Net investment income	(0.27)	(0.57)	(0.70)	(0.75)	(0.78)	(0.86)
Net realized gains on investments	—	—	—	—	—	—
Redemption fees	—	—	—	—	—	—

Total dividends/distributions	(0.27)	(0.57)	(0.70)	(0.75)	(0.78)	(0.86)

Net Asset Value
End of period	$7.52	$7.76	$7.05	$7.96	$8.35	$9.29

Total Return[b,e]	0.36%	18.76%	(2.60% )	4.49%	(2.01% )	5.43%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waiver[c]	1.66%	1.64%	2.65%	3.54%	3.54%	3.60%
Net investment income, after reimbursement/fee waiver[c]	6.96%	7.26%	9.42%	8.45%	8.67%	8.94%
Portfolio turnover rate[e]	86%	171%	126%	119%	57%	30%
Net assets, end of period (in thousands)	$6,232	$7,973	$7,604	$2,161	$1,607	$1,610

	Transamerica Premier Cash Reserve Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[a]	—	0.01	0.02	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Total from investment operations	—	0.01	0.02	0.04	0.06	0.05

Dividends/Distributions and Other to Shareholders
Net investment income	—	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—	—
Redemption fees	—	—	—	—	—	—

Total dividends/distributions	—	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[b,e]	0.42%	0.92%	1.62%	4.12%	6.34%	5.05%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver[c]	0.68%	0.88%	0.60%	0.74%	0.57%	0.66%
Net investment income, after reimbursement/fee waiver[c]	0.83%	0.92%	1.59%	4.04%	6.16%	4.97%
Net assets, end of period (in thousands)	$37,977	$43,847	$48,290	$68,898	$136,278	$165,301

aNet investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.27, $0.49, $0.56, $0.48, $0.55 and $0.55, for the High Yield Bond Fund and $0.00, $0.00, $0.01, $0.04, $0.06 and $0.05, for the Cash Reserve Fund for the period ended June 30, 2004 and years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period.

cAnnualized.

dPer share net investment income has been determined on the basis of the average number of shares outstanding during the period.

eNot annualized for periods less than one year.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	28

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier High Yield Bond Fund
	Institutional Class
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$7.70	$7.01	$7.91	$8.30	$9.25	$9.61

Operations
Net investment income[a]	0.28 [d]	0.56[d]	0.71[d]	0.80	0.81	0.88
Net realized and unrealized gain (loss) on investments	(0.24)	0.71	(0.90)	(0.42)	(0.96)	(0.36)

Total from investment operations	0.04	1.27	(0.19)	0.38	(0.15)	0.52

Dividends/Distributions to Shareholders
Net investment income	(0.28)	(0.58)	(0.71)	(0.77)	(0.80)	(0.88)
Net realized gains on investments	—	—	—	—	—	—

Total dividends/distributions	(0.28)	(0.58)	(0.71)	(0.77)	(0.80)	(0.88)

Net Asset Value
End of period	$7.46	$7.70	$7.01	$7.91	$8.30	$9.25

Total Return[b,e]	0.49%	18.87%	(2.24% )	4.77%	(1.88% )	5.50%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Before reimbursement/fee waiver[c]	0.64%	0.72%	0.74%	0.69%	0.68%	0.69%
Net investment income, after reimbursement/fee waiver[c]	7.27%	7.56%	9.72%	8.71%	8.94%	9.10%
Portfolio turnover rate[e]	86%	171%	126%	119%	57%	30%
Net assets, end of period (in thousands)	$117,690	$118,982	$105,644	$100,745	$85,385	$77,159

Transamerica Premier Institutional Equity
Institutional Class
Period Ended June 30, 2004 (unaudited)[f]
Net Asset Value
Beginning of period	$10.00

Operations
Net investment income[a]	—
Net realized and unrealized gain (loss) on investments	0.13

Total from investment operations	0.13

Dividends/Distributions to Shareholders
Net investment income	—
Net realized gains on investments	—

Total dividends/distributions	—

Net Asset Value
End of period	$10.13

Total Return[b,e]	1.30%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.50%
Before reimbursement/fee waiver[c]	10.92%
Net investment income, after reimbursement/fee waiver[c]	0.57%
Portfolio turnover rate[e]	1.25%
Net assets, end of period (in thousands)	$506

aNet investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.28, $0.55, $0.70, $0.76, $0.80 and $0.87 for the High Yield Fund and $(0.02) for the Institutional Equity Fund for the period ended June 30, 2004 and years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period.

cAnnualized.

dPer share net investment income has been determined on the basis of the average number of shares outstanding during the period.

eNot annualized for periods less than one year.

fCommenced operations on June 1, 2004.

See notes to financial statements

page	29	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Core Equity Fund
	Class A
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$11.12		$8.84		$11.06	$12.09	$11.35	$10.59

Operations
Net investment loss[a]	(0.01)[d]		(0.02)[d]		(0.02)[d]	(0.12)[d]	(0.12)[d]	(0.11)[d]
Net realized and unrealized gain (loss) on investments	0.23		2.30		(2.20)	(0.87)	1.33	0.87

Total from investment operations	0.22		2.28		(2.22)	(0.99)	1.21	0.76

Dividends/Distributions to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	(0.04)	(0.47)	—

Total dividends/distributions	—		—		—	(0.04)	(0.47)	—

Net Asset Value
End of period	$11.34		$11.12		$8.84	$11.06	$12.09	$11.35

Total Return[b,e]	1.98%		25.79%		(20.07% )	(8.20% )	10.65%	7.18%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.30%		1.30%		1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver[c]	1.41%		2.37%		4.91%	16.31%	18.44%	67.64%
Net investment loss, after reimbursement/fee waiver[c]	(0.14%	)	(0.16%	)	(0.19% )	(1.01% )	(0.93% )	(0.99%	)
Portfolio turnover rate[e]	14%		24%		72%	61%	52%	87%
Net assets, end of period (in thousands)	$8,762		$6,938		$2,276	$264	$224	$87

	Transamerica Premier Equity Fund
	Class A
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$16.66		$12.77		$16.93	$20.62	$31.88	$24.79

Operations
Net investment loss[a]	(0.06)[d]		(0.09)[d]		(0.13)[d]	(0.21)	(0.43)[d]	(0.37)[d]
Net realized and unrealized gain (loss) on investments	0.83		3.98		(4.03)	(3.48)	(3.40)	8.39

Total from investment operations	0.77		3.89		(4.16)	(3.69)	(3.83)	8.02

Dividends/Distributions to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	(7.43)	(0.93)

Total dividends/distributions	—		—		—	—	(7.43)	(0.93)

Net Asset Value
End of period	$17.43		$16.66		$12.77	$16.93	$20.62	$31.88

Total Return[b,e]	4.62%		30.46%		(24.57% )	(17.90% )	(14.06% )	32.88%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.33%		1.60%		1.60%	1.60%	1.60%	1.60%
Before reimbursement/fee waiver[c]	1.33%		1.78%		2.23%	7.32%	5.45%	18.56%
Net investment loss, after reimbursement/fee waiver[c]	(0.70%	)	(0.64%	)	(0.94% )	(1.23% )	(1.39% )	(1.33% )
Portfolio turnover rate[e]	6%		38%		34%	42%	40%	42%
Net assets, end of period (in thousands)	$23,461		$23,271		$14,451	$598	$717	$530

aNet investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.01), $(0.12), $(0.37), $(1.84), $(2.29) and $(7.21) for the Core Equity Fund and $(0.12), $(0.21), $(1.18), $(1.84) and $(5.01) for the Equity Fund for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period. Performance shown does not include effects of any sales charges.

cAnnualized.

dPer share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

eNot annualized for periods less than one year.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	30

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Focus Fund
	Class A
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$13.79		$9.87		$13.76	$19.16	$33.49	$22.41

Operations
Net investment loss[a]	(0.04)[d]		(0.09)[d]		(0.12)[d]	(0.16)[d]	(0.45)[d]	(0.37)[d]
Net realized and unrealized gain (loss) on investments	0.74		4.01		(3.77)	(4.44)	(4.31)	12.36

Total from investment operations	0.70		3.92		(3.89)	(4.60)	(4.76)	11.99

Dividends/Distributions to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	(0.80)	(9.57)	(0.91)

Total dividends/distributions	—		—		—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$14.49		$13.79		$9.87	$13.76	$19.16	$33.49

Total Return[b,e]	5.08%		39.72%		(28.27% )	(24.03% )	(18.71% )	54.09%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.39%		1.50%		1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver[c]	1.39%		2.28%		4.03%	7.19%	4.44%	8.63%
Net investment loss, after reimbursement/fee waiver[c]	(0.55%	)	(0.76%	)	(1.13% )	(0.99% )	(1.33% )	(1.43% )
Portfolio turnover rate[e]	33%		59%		43%	70%	65%	80%
Net assets, end of period (in thousands)	$6,315		$5,979		$2,951	$605	$795	$778

	Transamerica Premier Growth Opportunities Fund
	Class A
	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$16.87		$12.58		$15.45	$20.68	$38.87	$21.99

Operations
Net investment loss	(0.02)[d]		(0.11)[d]		(0.16)[d]	(0.18)[d]	(0.52)[d]	(0.35)[d]
Net realized and unrealized gain (loss) on investments	1.34		4.40		(2.71)	(4.39)	(7.68)	20.27

Total from investment operations	1.32		4.29		(2.87)	(4.57)	(8.20)	19.92

Dividends/Distributions to Shareholders
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	(0.66)	(9.99)	(3.04)

Total dividends/distributions	—		—		—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$18.19		$16.87		$12.58	$15.45	$20.68	$38.87

Total Return[b],e	7.82%		34.10%		(18.58% )	(22.12% )	(26.21% )	93.63%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.29%		1.50%		1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver[c]	1.29%		2.06%		3.93%	7.11%	4.27%	9.86%
Net investment loss, after reimbursement/fee waiver[c]	(0.24%	)	(0.72%	)	(1.18% )	(1.18% )	(1.33% )	(1.26% )
Portfolio turnover rate[e]	8%		29%		37%	55%	78%	50%
Net assets, end of period (in thousands)	$12,759		$9,328		$2,973	$680	$1,104	$1,062

aNet investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed  expenses, net investment loss per share would have been $(0.17), $(0.39), $(1.05), $(1.46) and $(2.21) for the Focus Fund and $(0.19), $(0.50), $(1.06), $(1.63) and $(2.65) for the Growth Opportunities Fund for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period. Performance shown does not include effects of any sales charges.

cAnnualized.

dPer share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

[e]Not	annualized for periods less than one year.

See notes to financial statements

page	31	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Balanced Fund
	Class A
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$ 20.13	$ 16.55	$18.68	$20.06	$20.47	$19.25

Operations
Net investment income[a]	0.09[d]	0.18[d]	0.28[d]	0.28	0.35[d]	0.33[d]
Net realized and unrealized gain (loss) on investments	0.42	3.61	(2.09)	(1.38)	1.60	2.39

Total from investment operations	0.51	3.79	(1.81)	(1.10)	1.95	2.72

Dividends/Distributions to Shareholders
Net investment income	—	(0.21)	(0.32)	(0.24)	(0.22)	(0.35)
Net realized gains on investments	—	—	—	(0.04)	(2.14)	(1.15)

Total dividends/distributions	—	(0.21)	(0.32)	(0.28)	(2.36)	(1.50)

Net Asset Value
End of period	$ 20.64	$20.13	$16.55	$18.68	$20.06	$20.47

Total Return[b,e]	2.53%	22.91%	(9.69% )	(5.51% )	(9.57% )	14.48%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.20%	1.55%	1.55%	1.55%	1.55%	1.55%
Before reimbursement/fee waiver[c]	1.20%	1.73%	2.53%	10.47%	10.25%	17.18%
Net investment income, after reimbursement/fee waiver[c]	0.85%	0.98%	1.61%	1.41%	1.57%	1.65%
Portfolio turnover rate[e]	25%	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$19,928	$15,885	$7,828	$ 423	$ 398	$ 339

	Transamerica Premier Bond Fund
	Class A
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$ 9.20	$ 9.05	$ 9.97	$9.86	$9.73	$10.40

Operations
Net investment income[a]	0.11[d]	0.24[d]	0.47[d]	0.56	0.62	0.55
Net realized and unrealized gain (loss) on investments	(0.17)	0.27	(0.87)	0.32	0.12	(0.57)

Total from investment operations	(0.06)	0.51	(0.40)	0.88	0.74	(0.02)

Dividends/Distributions to Shareholders
Net investment income	(0.18)	(0.36)	(0.48)	(0.56)	(0.61)	(0.58)
Net realized gains on investments	—	—	(0.04)	(0.21)	—	(0.07)

Total dividends/distributions	(0.18)	(0.36)	(0.52)	(0.77)	(0.61)	(0.65)

Net Asset Value
End of period	$ 8.96	$ 9.20	$9.05	$9.97	$9.86	$9.73

Total Return[b,e]	(0.64% )	5.66%	(3.90% )	9.15%	7.89%	(0.22% )

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.35%	1.40%	1.40%	1.40%	1.40%	1.40%
Before reimbursement/fee waiver[c]	1.35%	2.13%	2.89%	13.28%	16.72%	26.13%
Net investment income, after reimbursement/fee waiver[c]	2.52%	2.62%	5.19%	5.25%	6.32%	5.82%
Portfolio turnover rate[e]	35%	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$4,586	$4,512	$4,356	$ 311	$ 261	$ 145

aNet investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.14, $0.11, $(1.32), $(1.58) and $(2.79) for the Balanced Fund and $0.17, $0.34, $(0.66), $(0.88) and $(1.77) for the Bond Fund for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period. Performance shown does not include effects of any sales charges.

cAnnualized.

dPer share net investment income has been determined on the basis of the average number of shares outstanding during the period.

eNot annualized for periods less than one year.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	32

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.d

	Transamerica Premier Cash Reserve Fund
	Class A
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[a]	—	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Total from investment operations	—	0.01	0.01	0.04	0.06	0.05

Dividends/Distributions to Shareholders
Net investment income	—	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—	—

Total dividends/distributions	—	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[b,e]	0.25%	0.57%	1.27%	3.76%	5.97%	4.68%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before reimbursement/fee waiver[c]	17.44%	5.44%	2.96%	3.02%	2.98%	4.78%
Net investment income, after reimbursement/fee waiver[c]	0.51%	0.61%	1.28%	3.65%	5.84%	4.58%
Net assets, end of period (in thousands)	$97	$62	$1,207	$1,658	$1,286	$819

aNet investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.00, $(0.04), $(0.01), $0.01, $0.03 and $0.00 for the period ended June 30, 2004 and years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

bTotal return represents aggregate total return for each period. Performance shown does not include effects of any sales charges.

cAnnualized.

dPer share net investment income has been determined on the basis of the average number of shares outstanding during the period.

eNot annualized for periods less than one year.

See notes to financial statements

page	33	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

(all amounts in thousands)

(unaudited)

1. Organization and Significant Accounting Policies

Transamerica Investors, Inc. (the “Company”) is a Maryland Corporation registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, management investment company. The Company is composed of ten Funds: Transamerica Premier Core Equity Fund (the “Core Equity Fund”), Transamerica Premier Equity Fund (the “Equity Fund”), Transamerica Premier Focus Fund (the “Focus Fund”), formerly Transamerica Premier Aggressive Growth Fund, Transamerica Premier Growth Opportunities Fund (the “Growth Opportunities Fund”), Transamerica Premier Balanced Fund (the “Balanced Fund”), Transamerica Premier Bond Fund (the “Bond Fund”), Transamerica Premier High Yield Bond Fund (the “High Yield Fund”), Transamerica Premier Cash Reserve Fund (the “Cash Reserve Fund”) and Transamerica Premier Index Fund (the “Index Fund”) and Transamerica Premier Institutional Equity Fund (“the Institutional Equity Fund”), (collectively referred to as the “Funds”). All of the Funds are diversified except the Focus Fund, which is non-diversified under the 1940 Act. For information on investment objectives and strategies, please refer to the Funds’ prospectuses.

The Institutional Equity Fund began operations on June 1, 2004.

Information pertaining to the Index Fund appears in a separate set of financial statements.

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Multiple Class Operations and Expenses

The Company currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated to each class based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses. Each share of each class of a Fund represents an identical legal interest in the investment of the Fund.

Valuation of Securities

Equity securities listed on a principal exchange (U.S. or foreign) and over-the-counter securities are valued at the last sale price, or, if no sale occurs, at the mean between the closing bid and the closing asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities with a maturity of 61 days or more are valued on the basis of valuations obtained from a commercial pricing service or dealer-supplied quotations. Debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value. As permitted under Rule 2a7 of the 1940 Act, the Cash Reserve Fund values its securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the fair value as determined in good faith pursuant to guidelines established by the Company’s Board of Directors. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Pricing of Shares

The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Cash

The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Securities Transactions, and Investment Income

Securities transactions are recorded as of the trade date. Gains and losses on sales of investments are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Discount is recorded on a daily basis using the effective yield method except the Cash Reserve Fund which recognized discount and premium on a straight line basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions

Dividends from net investment income on shares of the Cash Reserve Fund are declared daily and paid monthly. Dividends from net investment income on shares of the Bond Fund and High Yield Fund are declared and paid monthly. Dividends from net investment income, if any, on shares of the Core Equity Fund, the Equity Fund, the Focus Fund, the Growth Opportunities Fund and the Balanced Fund are declared and paid annually. Each Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend date, except for the Cash Reserve Fund, which records dividends daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	34

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2004

(all amounts in thousands)

(unaudited)

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required to be paid by each Fund.

The following Funds have capital loss carry forwards which are available to effect future realized capital gains through the periods listed:

	Expiring December 2009	Expiring December 2010	Expiring December 2011
Core Equity Fund	$261	$895	$293
Equity Fund	4,277	7,785	634
Focus Fund	21,263	21,101	—
Growth Opportunities Fund	61,302	3,461	1,995
Balanced Fund	3,748	11,870	—
Bond Fund	—	2,296	—
High Yield Fund	9,358	17,819	—

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.	Investment Advisory Fees And Other Transactions With Affiliates

The Company has an Investment Advisory and Administrative Services Agreement (the “Agreement”) with Transamerica Investment Management, LLC (the “Adviser”) and Transamerica Investment Services, Inc. (the “Sub-Adviser”) on behalf of each Fund. For its services to the Funds, the Adviser receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fees for the Funds are as follows:

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion
Core Equity Fund	0.75%	0.72%	0.70%
Equity Fund	0.85%	0.82%	0.80%
Focus Fund	0.85%	0.82%	0.80%
Growth Opportunities Fund	0.85%	0.82%	0.80%
Balanced Fund	0.75%	0.72%	0.70%
Bond Fund	0.60%	0.57%	0.55%
High Yield Fund	0.55%	0.52%	0.50%
Cash Reserve Fund	0.35%	0.35%	0.35%
Institutional Equity Fund	0.75%	0.75%	0.75%

The Sub-Adviser is a subsidiary of Transamerica Corporation, which is a subsidiary of AEGON N.V. and owns all the capital interest of the Adviser. The Sub-Adviser receives its fee directly from the Adviser and receives no compensation from the Funds. The Adviser has agreed to waive its fees and assume any other operating expenses (other than certain extraordinary or non- recurring expenses) which together exceed a specified percentage of the average daily net assets of that Fund. These waivers and subsidies may be terminated at any time without notice. The specified percentages are as follows:

Fund	Investor Class	Institutional Class	Class A
Core Equity Fund	1.20%	—	1.30%
Equity Fund	1.50%	—	1.60%
Focus Fund	1.40%	—	1.50%
Growth Opportunities Fund	1.40%	—	1.50%
Balanced Fund	1.45%	—	1.55%
Bond Fund	1.30%	—	1.40%
High Yield Fund	0.90%	0.65%	—
Cash Reserve Fund	0.25%	—	0.60%
Institutional Equity Fund	—	0.75%	—

Effective October 1, 2003, the Adviser entered into an agreement with AEGON/Transamerica Fund Services, Inc. (“ATFS”) for financial and legal fund administration services which include such items as compliance, expenses, financial statement and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support and other legal matters. The Adviser currently pays for the services on behalf of the Funds. ATFS is a wholly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (“WRL”), which is an indirect, wholly-owned subsidiary of AEGON N.V.

Effective December 5, 2003, AEGON/Transamerica Investor Services, Inc. (“ATIS”) became the Funds transfer agent, assuming this responsibility from State Street Bank/Boston Financial Data Services. ATIS is 100% owned by AUSA Holding Company, which is an indirect, wholly-owned subsidiary of AEGON N.V. The Company paid ATIS $374 for the period ended June 30, 2004.

Effective December 5, 2003, AFSG Securities Corporation (“AFSG”) became the principal underwriter and distributor of the shares for each of the Funds, assuming this responsibility from Transamerica Securities Sales Corporation (“TSSC”). AFSG is 100% owned by AUSA Holding Company, which is an indirect, wholly-owned subsidiary of AEGON N.V. TSSC is an indirect wholly-owned subsidiary of AEGON N.V.

Certain directors and officers of the Funds are also directors and officers of the Adviser and other affiliated Transamerica entities. No officer, director, or employee of the Adviser, the Sub-Adviser or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company. Each director of the Company who is not an “interested person” (as that term is defined in the 1940 Act) receives from the Funds (amounts not in thousands) a $10,000 annual fee, $1,000 for each meeting of the Company’s Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended June 30, 2004, the Funds expensed aggregate fees of $27 to all directors who are not affiliated persons of the Investment Adviser.

page	35	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2004

(all amounts in thousands)

(unaudited)

As of June 30, 2004, Transamerica Corporation and its affiliates held the following percentages of outstanding shares:

Fund
Core Equity Fund	62%
Equity Fund	24%
Focus Fund	25%
Growth Opportunities Fund	36%
Balanced Fund	53%
Bond Fund	82%
High Yield Fund	95%
Cash Reserve Fund	5%
Institutional Equity Fund	100%

3. Distribution Plans

The 12b-1 plans of distribution and related distribution contracts require the Funds to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets, except for the Cash Reserve Fund, which pays a distribution fee of 0.10% of the average daily net assets. On November 1, 1997, TSSC and subsequently AFSG agreed to waive the distribution fees indefinitely for the Cash Reserve Fund. The fee waivers may be terminated at any time without notice. For the Institutional Shares, there is no annual 12b-1 distribution fee. For Class A shares, there is an annual 12b-1 distribution fee of 0.35%.

Class A and Investor shareholders may pay an administrative fee of 0.25% of the average daily net assets of their respective class, except for the Cash Reserve and High Yield Funds. This fee is paid to securities dealers and financial intermediaries for providing personal services and account maintenance for their customers who hold such shares.

4. Security Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended June 30, 2004 were as follows:

Fund	Purchases	U.S. Government Purchases	Proceeds from Sales	U.S. Government Sales
Core Equity	$18,856	$—	$4,460	$—
Equity Fund	10,074	—	18,164	—
Focus Fund	32,048	—	27,808	—
Growth Opportunities Fund	30,641	—	11,260	—
Balanced Fund	54,357	4,605	44,735	7,269
Bond Fund	8,547	527	8,844	585
High Yield Fund	105,787	—	103,985	—
Institutional Equity	502	—	6	—

5. Capital Stock Transactions

At June 30, 2004, there were two billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the years and class indicated.

Effective October 1, 2003, the Core Equity Fund, Equity Fund, Focus Fund and Growth Opportunities Fund instituted a short-term redemption fee in the Investor Class. Shares of these funds purchased on or after October 1, 2003 that are sold or exchanged within 90 days of the purchase are assessed a redemption fee of 2% of the value of the shares sold or exchanged. The redemption fees collected through June 30, 2004 are included as a reduction to the amount of Capital stock redeemed in the tables below.

TRANSAMERICA PREMIER CORE EQUITY FUND		Authorized Shares — 50,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,800	$20,344	859	$8,683
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(176)	(1,987)	(183)	(1,824)
Redemption fees	N/A	1	N/A	—
Net increase	1,624	$18,358	676	$6,859

TRANSAMERICA PREMIER CORE EQUITY FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	271	$3,047	1,037	$10,318
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(123)	(1,385)	(671)	(6,798)
Net increase	148	$1,662	366	$3,520

TRANSAMERICA PREMIER EQUITY FUND		Authorized Shares — 70,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	760	$13,112	6,529	$89,657
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(1,079)	(18,582)	(5,329)	(75,893)
Redemption fees	N/A	4	N/A	1
Net increase (decrease)	(319)	$(5,466)	1,200	$13,765

TRANSAMERICA PREMIER EQUITY FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	159	$2,705	603	$8,632
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(209)	(3,529)	(338)	(4,814)
Net increase (decrease)	(50)	$(824)	265	$3,818

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	36

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2004

(all amounts in thousands)

(unaudited)

TRANSAMERICA PREMIER FOCUS FUND		Authorized Shares — 60,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,137	$16,908	1,670	$18,199
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(1,157)	(16,605)	(2,790)	(31,328)
Redemption fees	N/A	6	N/A	—
Net increase (decrease)	(20)	$309	(1,120)	$(13,129)

TRANSAMERICA PREMIER FOCUS FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	96	$1,370	1,193	$14,223
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(94)	$(1,334)	(1,059)	(12,889)
Net increase	2	$36	134	$1,334

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND		Authorized Shares — 60,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,986	$36,015	3,993	$53,757
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(988)	(17,517)	(4,897)	(67,263)
Redemption fees	N/A	15	N/A	13
Net increase (decrease)	998	$18,513	(904)	$(13,493)

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	253	$4,494	1,253	$18,345
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(105)	(1,841)	(936)	(13,975)
Net increase	148	$2,653	317	$4,370

TRANSAMERICA PREMIER BALANCED FUND		Authorized Shares — 60,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,446	$29,479	3,094	$55,785
Capital stock issued upon reinvestment of dividends and distributions	—	—	102	2,060
Capital stock redeemed	(1,026)	(20,845)	(1,756)	(31,617)
Redemption fees	N/A	—	N/A	—
Net increase	420	$8,634	1,440	$26,228

TRANSAMERICA PREMIER BALANCED FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	283	$5,737	515	$9,122
Capital stock issued upon reinvestment of dividends and distributions	—	—	8	167
Capital stock redeemed	(106)	(2,169)	(208)	(3,702)
Net increase	177	$3,568	315	$5,587

TRANSAMERICA PREMIER BOND FUND		Authorized Shares — 60,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	59	$550	612	$5,644
Capital stock issued upon reinvestment of dividends and distributions	40	373	97	893
Capital stock redeemed	(202)	(1,871)	(840)	(7,726)
Redemption fees	N/A	—	N/A	—
Net decrease	(103)	$(948)	(131)	$(1,189)

TRANSAMERICA PREMIER BOND FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	85	$787	156	$1,439
Capital stock issued upon reinvestment of dividends and distributions	9	79	19	175
Capital stock redeemed	(72)	(660)	(167)	(1,544)
Net increase	22	$206	8	$70

page	37	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

June 30, 2004

(all amounts in thousands)

(unaudited)

TRANSAMERICA PREMIER HIGH YIELD BOND FUND		Authorized Shares — 50,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,322	$10,178	5,102	$37,600
Capital stock issued upon reinvestment of dividends and distributions	18	139	82	612
Capital stock redeemed	(1,539)	(11,932)	(5,234)	(38,825)
Redemption fees	N/A	—	N/A	—
Net decrease	(199)	$(1,615)	(50)	$(613)

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	411	$3,150	1,566	$11,482
Capital stock issued upon reinvestment of dividends and distributions	464	3,541	1,208	8,915
Capital stock redeemed	(545)	(4,184)	(2,397)	(17,834)
Net increase	330	$2,507	377	$2,563

TRANSAMERICA PREMIER CASH RESERVE FUND		Authorized Shares — 510,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	27,512	$27,512	52,156	$52,152
Capital stock issued upon reinvestment of dividends and distributions	168	168	386	388
Capital stock redeemed	(33,550)	(33,550)	(56,986)	(56,984)
Redemption fees	N/A	—	N/A	—
Net decrease	(5,870)	$(5,870)	(4,444)	$(4,444)

TRANSAMERICA PREMIER CASH RESERVE FUND

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	101	$101	180	$180
Capital stock issued upon reinvestment of dividends and distributions	—	—	4	4
Capital stock redeemed	(66)	(66)	(1,328)	(1,328)
Net increase (decrease)	35	$35	(1,144)	$(1,144)

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND<		Authorized Shares — 30,000

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	50	$500	—	$—
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	—	—	—	—
Net increase	50	$500	—	$—

<	Commenced operations on June 1, 2004.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	38

DIRECTORS AND OFFICERS

Responsibility for the management and supervision of the Company and the Fund rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act.

Additional information about the Company’s directors is available in the Company’s Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-800-89-ASK-US (1-800-892-7587).

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director
Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 Age 62	President and Chairman of the Board	Indefinite** President 1999 – present; Chairman since 2003	10	President and Chief Investment Officer, Transamerica Investment Management, LLC (1999 – present); President and Chief Investment Officer, Transamerica Investment Services (1967 – present)	N/A
Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 Age 54	Director	Indefinite** 1995 – present	10	Dean of Robinson College of Business, Georgia State University (1997 – present).	The ServiceMaster Company (1994 – present) Total System Services, Inc. (1999 – present)
Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 Age 70	Director	Indefinite** 1995 – present	10	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage).	N/A
Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd, Suite 200 Los Angeles, CA 90025 Age 68	Director	Indefinite** 1995 – present	10	Chairman of Carl Terzian Associates (public relations), 1969 – present	National Mercantile Bancorp (holding company) and Mercantile National Bank (1998 – present) Electronic Clearing House, Inc. (2002 – present)
Sandra N. Bane 303 Palmetto Drive Pasadena, CA 91105 Age 51	Director, Financial Expert	Indefinite** 2003 – present	10	Retired CPA (1999 – present); Audit, KPMG (1975 – 1999)	Big 5 Sporting Goods (2002 – present)
Brian C. Scott 570 Carillon Parkway St. Petersburg, FL 33716 Age 60	Chief Executive Officer	Indefinite** 2003 – present	10	Director, President and Chief Executive Officer, AEGON/Transamerica Fund Advisers, Inc. (“ATFA”), AEGON/Transamerica Fund Services, Inc. (“ATFS”), AEGON/Transamerica Investors Service, Inc. (“ATIS”), AEGON/Transamerica Series Fund, Inc. (“ATSF”), Transamerica Income Shares (“TIS”) & Transamerica Index Fund (“TIF”). (2002 – present); Trustee, President & CEO, Transamerica IDEX Mutual Funds, ATFS, TIS and TIF (2002 – present); Director, President & CEO Endeavor Management Co. (2001 – 2002); Director, TIM (2002 – present), CEO, Transamerica Investors, Inc. (2003 –present); Vice President, Life Investors Insurance Company of America, Peoples Benefit Life Insurance Company and Transamerica Life Insurance Company (2000 – present); Disbursement Officer, Transamerica Financial Life Insurance Company (1995 – present).	N/A

page	39	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

DIRECTORS AND OFFICERS (Continued)

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director
John K. Carter 570 Carillon Parkway St. Petersburg, FL 33716 Age 43	Vice President and Secretary	Indefinite** 2003 – present	10	Director, Senior VP, General Counsel, Secretary and Compliance Officer, ATFA, ATIS & ATFS (2000 – present); Senior VP, General Counsel and Secretary, Transamerica IDEX Mutual Funds, ATSF & TIS (1999 – present); VP & Counsel, Transamerica Occidental Life Insurance Company (2001 – present); VP and Senior Counsel, WRL (1999 – present); VP, Senior Counsel and Assistant Secretary, Transamerica Financial Life Insurance Company (2002 – present); VP & Counsel, Transamerica Life Insurance and Annuity Company (2001 – present); VP, AEGON Asset Management Services, Inc.
				(2000 – present); VP, AFSG Securities Corporation & TIM (2001 – present); VP & Secretary TII (2003 – present)	N/A
Kim D. Day 570 Carillon Parkway St. Petersburg, FL 33716 Age 49	Vice President and Treasurer	Indefinite** 2003 – present	10	Sr. Vice President & Treasurer, ATFA, ATFS & ATIS (2002 – present); Sr. VP, Treasurer & Principal Financial Officer, ATSF, Transamerica IDEX Mutual Funds, TIF & TIS (2003 – present); VP Director, AFSG (2004 – present), TA Investment Services (2003 – present) and TIM (2001 – present); Assistant VP, WRL (1997 – present), Transamerica Occidental Life Insurance Company & Life Investors Company of America (2001 – present)	N/A

**Directors and officers serve an indefinite term until his/her successor is elected.

TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT	page	40

Transamerica Premier Funds

Directors

Gary U. Rollé

Chairman of the Board

Sandra N. Bane

Sidney E. Harris

Charles C. Reed

Carl R. Terzian

Officers

Brian C. Scott

Chief Executive Officer

John K. Carter

Vice President, Secretary & Anti-Money Laundering Officer

Kim D. Day

Vice President & Treasurer

Investment Adviser

Transamerica Investment Management, LLC

1150 South Olive Street

Los Angeles, California 90015

Distributor

AFSG Securities Corporation

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Transfer Agent

AEGON/Transamerica

Investor Services, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716

PROXY VOTING POLICIES AND PROCEDURES

A description of the Transamerica Premier Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-892-7587 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds will be required to File new SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th no later than August 31st of each year. The first filing of Form N-PX will be made no later than August 31, 2004, for the 12 month-period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request be calling 1-800-892-7587; and (2) on the SEC’s website at www.sec.gov.

page	41	TRANSAMERICA PREMIER FUNDS 2004 SEMI-ANNUAL REPORT

AEGON Transamerica Investor Svcs. Inc. P.O. BOX 9035 CLEARWATER, FLORIDA 33758-9035	PRSRT STD U.S POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

This report is for the information of the shareholders of Transamerica Premier Funds. Its use in connection with any offering of the Fund’s shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including risks and expenses. Please read the the prospectus thoroughly before you invest.

Call 1-800-892-7587 for more information.

These Funds are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Transamerica Premier Cash Reserve Fund will be able to maintain a stable net asset value of $1.00 per share.

©2001 AFSG Securities Corporation, Distributor

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://transamericafunds.com

e-mail: PremierFunds@Transamerica.com

TPF 577-0204

Enclosed you will find the 2004 Semi-Annual Report for the Transamerica Premier Funds. For the six months ended June 30, 2004 our funds performed in line with their respective benchmarks. The funds are well positioned to benefit from the positive investment climate anticipated in the coming quarters.

The global economy is experiencing a period of sustainable, synchronized growth, with much of the uncertainty of prior quarters receding into the past. As a result, aggressive monetary and fiscal policy will no longer be needed to boost the economy, and will be removed at a “measured” pace. This will ensure that the current growth trajectory is extended, while limiting inflationary pressures.

Throughout the slowdown of prior quarters, the consumer has been the primary pillar of support for the economy. While the consumer will remain an important component of the current expansion, business and investment spending will regain their historic role as important contributors to a balanced economy.

Current economic conditions provide long-term investors with an attractive buying opportunity based on increased corporate profitability and reasonable valuations. With the global economy on firm footing, the markets will exhibit less volatility.

Your investment in the Transamerica Premier Funds is positioned in accordance with this view. The stock portfolios have invested in world-class industry leaders that benefit from a global recovery, while the bond portfolios have reduced their sensitivity to changes in interest rates and are emphasizing current income returns.

On behalf of our portfolio managers and all of us at Transamerica, I want to thank you for your support and to wish you continued success in your investing endeavors.

Sincerely,

Gary U. Rollé

President

page	1	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets
Investment in State Street Equity 500 Index Portfolio, at cost	$69,890

Investments in State Street Equity 500 Index Portfolio, at value (Notes 1 and 2)	$82,674

Receivables:
Fund shares sold	438
Reimbursement from adviser	9

$83,121

Liabilities
Payables:
Fund shares redeemed	63
Transfer agent fee	21
Distribution fees	7
Other accrued expenses	40

131

Net Assets	$82,990

Net Assets Consist of:
Paid in capital	$76,460
Undistributed net investment income	553
Accumulated net realized loss on investment and future contracts	(6,807)
Net unrealized appreciation of investments and futures contracts	12,784

Total Net Assets	$82,990

Investor Class
Net Assets	$82,945
Shares Outstanding	5,047

Net Asset Value, Offering Price and Redemption Price Per Share	$16.44

Class A
Net Assets	$45
Shares Outstanding	3

Net Asset Value, Offering Price and Redemption Price Per Share	$16.32

Maximum Sales Charge	5.25%
Maximum Offering Price Per Share	$17.22

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	2

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income
Allocated from Portfolio:
Interest income	$10
Dividend income	613
Expenses	(17)

Total Allocated from Portfolio	606

Total Income	606

Expenses
Transfer agent fees:
Investor Class	65
Class A	—
Distribution fees:
Investor Class	38
Class A	—
Custodian fees	7
Registration fees	27
Audit fees	6
Legal fees	1
Printing fees	12
Directors fees and expenses	2
Other expenses	4

Total expenses before waiver and reimbursement	162
Reimbursed expenses and waived fees	(83)

Net Expenses	79

Net Investment Income	527

Realized and Unrealized Gain (Loss) on Investments and Future Contracts
Net realized loss:
Allocated from Portfolio	(368)

Total net realized loss	(368)

Change in net unrealized appreciation of investments and future contracts
Allocated from Portfolio	2,346

Total change in net unrealized appreciation	2,346

Net Realized and Unrealized Gain (Loss) on Investments and Future Contracts	1,978

Net Increase (Decrease) in Net Assets From Operations	$2,505

See notes to financial statements

page	3	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

(all amounts in thousands)

	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Increase in Net Assets
Operations
Net investment income	$527	$817
Net realized loss on investments and future contracts	(368)	(2,039)
Net change in unrealized appreciation of investments and future contracts	2,346	15,102

Net increase in net assets resulting from operations	2,505	13,880

Dividends / Distributions to Shareholders
Net investment income:
Investor class	—	(788)
Class A	—	(1)

Net decrease in net assets resulting from distributions	—	(789)

Fund Share Transactions (Note 6)	10,628	13,138

Net increase in net assets	13,133	26,229
Net Assets
Beginning of period	69,857	43,628

End of period (1)	$82,990	$69,857

(1) Includes undistributed net investment income of:	$553	$26

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	4

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. (g)

	Transamerica Premier Index Fund
	Investor Class
	Period Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002[a]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$15.91	$12.54	$16.36	$18.81	$21.39	$18.63

Operations
Net investment income[b]	0.11	0.22	0.18	0.20	0.33	0.34
Net realized and unrealized gain (loss) on investments	0.42	3.33	(3.82)	(2.45)	(2.27)	3.47

Total from investment operations	0.53	3.55	(3.64)	(2.25)	(1.94)	3.81

Dividends / Distributions to Shareholders
Net investment income	—	(0.18)	(0.18)	(0.20)	(0.32)	(0.30)
Net realized gains on investments	—	—	—	—	(0.32)	(0.75)

Total dividends / distributions	—	(0.18)	(0.18)	(0.20)	(0.64)	(1.05)

Net Asset Value
End of period	$16.44	$15.91	$12.54	$16.36	$18.81	$21.39

Total Return[c,f]	3.33%	28.33%	(22.22% )	(11.97% )	(9.15% )	20.65%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver[e]	0.46%	0.63%	1.04%	1.01%	0.92%	0.99%
Net investment income after reimbursement/fee waiver[e]	1.38%	1.55%	1.38%	1.27%	1.58%	1.67%
Portfolio turnover rate[f]	N/A	N/A	13%[d]	14%	18%	22%
Net assets, end of period (in thousands)	$82,945	$69,746	$43,168	$46,252	$46,309	$50,374

[a]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[b]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.09, $0.16, $0.08, $0.08, $0.19 and $0.19 for the period ended June 30, 2004 and years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[c]	Total return represents aggregate total return for each period.

[d]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

[e]	Annualized.

[f]	Not annualized for periods of less than one year.

[g]	Per share information is calculated based on the average number of shares outstanding.

See notes to financial statements

page	5	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. (g)

	Transamerica Premier Index Fund
	Class A
	Period Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003	Year Ended December 31, 2002[a]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$15.94	$12.53	$16.34	$18.80	$21.37	$18.62

Operations
Net investment income[b]	0.10	0.19	0.16	0.17	0.27	0.30
Net realized and unrealized gain (loss) on investments	0.28	3.39	(3.82)	(2.47)	(2.25)	3.45

Total from investment operations	0.38	3.58	(3.66)	(2.30)	(1.98)	3.75

Dividends/Distributions to Shareholders
Net investment income	—	(0.17)	(0.15)	(0.16)	(0.27)	(0.25)
Net realized gains on investments	—	—	—	—	(0.32)	(0.75)

Total dividends/distributions	—	(0.17)	(0.15)	(0.16)	(0.59)	(1.00)

Net Asset Value
End of period	$16.32	$15.94	$12.53	$16.34	$18.80	$21.37

Total Return[c,f]	2.38%	28.50%	(22.41% )	(12.25% )	(9.33% )	20.31%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Before reimbursement/fee waiver[e]	13.37%	11.23%	6.76%	6.17%	6.05%	8.67%
Net investment income after reimbursement/fee waiver[e]	1.15%	1.40%	1.08%	1.02%	1.30%	1.47%
Portfolio turnover rate[f]	N/A	N/A	13%[d]	14%	18%	22%
Net assets, end of period (in thousands)	$45	$111	$460	$677	$713	$524

[a]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[b]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $0.08, $(1.24), $(0.75), $(0.79), $(0.89) and $(1.36) for the periods ended June 30, 2004 and years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[c]	Total return represents aggregate total return for each period. Performance shown does not include effects of any sales charges.

[d]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

[e]	Annualized.

[f]	Not annualized for periods of less than one year.

[g]	Per share information is calculated based on the average number of shares outstanding.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	6

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

(all amounts in thousands)

(unaudited)

1. Organization

Transamerica Investors, Inc. (the “Company”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, management investment company. The Company is composed of ten Funds. Transamerica Premier Index Fund (the “Fund”), part of the Company, is the only fund presented in these financial statements. For information on investment objectives and strategies, please refer to the Fund’s prospectus.

Effective November 11, 2002 (the “Conversion Date”), the Fund began investing all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”). The investment objective and policies of the Portfolio are similar to the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (3.06% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Multiple Class Operations and Expenses

The Fund offers two classes of shares: the Investor Class and Class A Shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated to each class, based on the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Valuation of Securities

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

Pricing of Shares

The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Futures Contracts

The Portfolio may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of any open futures contracts at June 30, 2004, are listed in the Schedule of Investments of the Portfolio.

Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

Dividends and Distributions

Dividends from net investment income, if any, on shares of the Fund are declared and paid annually. The Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by the Fund are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a fund level.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income or excise tax provision is required to be paid by the Fund. As of June 30, 2004, the Fund had a capital loss carry-forward of $2,636 which expires in 2010.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. Investment Advisory Fees And Other Transactions With Affiliates

Prior to the Conversion Date, the Fund entered into an Investment Advisory and Administrative Services Agreement (the “Agreement”) with Transamerica Investment Management, LLC (the “Adviser”) and Transamerica Investment Services, Inc. (the “Sub-Adviser”). For its services to the Funds, the Adviser received a monthly fee, based on 0.30% of the average daily net assets.

page	7	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2004

(all amounts in thousands)

(unaudited)

Following the Conversion Date, the Fund assumed a pro-rata share of unitary fees based on 0.045% of average daily net assets. These fees are paid by the Portfolio to State Street Bank and Trust Company (“State Street”), for SSgA Funds Management, Inc. (SSgA), a subsidiary of State Street Corp. For the period ended June 30, 2004, these expenses amounted to $17.

The Adviser has agreed to waive its fees and assume any operating expenses (other than certain extraordinary or non-recurring expenses) which together exceed a 0.25% and 0.50% of the average daily net assets of the Investor Class and Class A shares, respectively. The waivers and subsidies may be terminated at any time without notice.

Effective October 1, 2003, the Adviser entered into an agreement with AEGON/Transamerica Fund Services, Inc. (“ATFS”) for financial and legal fund administration services which include such items as compliance, expenses, financial statement and other reporting, distributions tax returns, prospectus preparation, board of directors meeting support and other legal matters. The Adviser currently pays for the services on behalf of the Funds. ATFS is a wholly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (“WRL”), which is an indirect, wholly-owned subsidiary of AEGON N.V.

Effective December 5, 2003, AEGON/Transamerica Investor Services, Inc. (“ATIS”) became the Fund’s transfer agent, assuming this responsibility from State Street Bank/Boston Financial Data Services. ATIS is 100% owned by AUSA Holding Company, which is an indirect, wholly-owned subsidiary of AEGON N.V. The Fund paid ATIS $21 for the period ended June 30, 2004.

Effective December 5, 2003, AFSG Securities Corporation (“AFSG”) became the principal underwriter and distributor of the shares for the Fund, assuming this responsibility from Transamerica Securities Sales Corporation (“TSSC”). AFSG is 100% owned by AUSA Holding Company, which is an indirect, wholly-owned subsidiary of AEGON N.V. TSSC is an indirect wholly-owned subsidiary of AEGON N.V.

Certain directors and officers of the Fund are also directors and officers of the Adviser and other affiliated Transamerica entities. No officer, director, or employee of the Adviser, the Sub-Adviser or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company. Each director of the Company who is not an “interested person” (as that term is defined in the 1940 Act) receives from the Fund (amounts not in thousands) a $10,000 annual fee, $1,000 for each meeting of the Company’s Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended June 30, 2004, the Fund expensed aggregate fees of $2 to all directors who are not affiliated persons of the Investment Adviser.

As of June 30, 2004, Transamerica Corporation and its affiliates held 36% of the Fund’s outstanding shares.

4. Distribution Plans

The 12b-1 plan of distribution and related distribution contracts require the Fund to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares and Class A, there are annual 12b-1 distribution fees of 0.10% and 0.35%, respectively, of the average daily net assets of each class.

5. Capital Stock Transactions

At June 30, 2004, there were 60,000 shares of 0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the periods and classes indicated.

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,026	$16,587	1,544	$22,021
Capital stock issued upon reinvestment of dividends and distributions	—	(1)	48	769
Capital stock redeemed	(364)	(5,890)	(651)	(9,239)
Net Increase	662	$10,696	941	$13,551

	Period Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	3	$44	5	$69
Capital stock issued upon reinvestment of dividends and distributions	—	1	—	—
Capital stock redeemed	(7)	(113)	(35)	(482)
Net (Decrease)	(4)	$(68)	(30)	$(413)

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	8

DIRECTORS AND OFFICERS

Responsibility for the management and supervision of the Company and the Fund rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act. Additional information about the Company’s directors is available in the Company’s Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-800-89ASK-US. (1-800-892-7587).

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director
Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 Age 62	President and Chairman of the Board	Indefinite** President 1999 – present; Chairman since 2003	9	President and Chief Investment Officer, Transamerica Investment Management, LLC (1999 – present); President and Chief Investment Officer, Transamerica Investment Services (1967 – present)	N/A
Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 Age 54	Director	Indefinite** 1995 – present	9	Dean of Robinson College of Business, Georgia State University (1997 – present).	The ServiceMaster Company (1994 – present) Total System Services, Inc. (1999 – present)
Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 Age 70	Director	Indefinite** 1995 – present	9	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage).	N/A
Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd, Suite 200 Los Angeles, CA 90025 Age 68	Director	Indefinite** 1995 – present	9	Chairman of Carl Terzian Associates (public relations), 1969 – present	National Mercantile Bancorp (holding company) and Mercantile National Bank (1998 – present) Electronic Clearing House, Inc. (2002 – present)
Sandra N. Bane 303 Palmetto Drive Pasadena, CA 91105 Age 51	Director, Financial Expert	Indefinite** 2003 – present	9	Retired CPA (1999 – present); Audit, KPMG (1975 – 1999)	Big 5 Sporting Goods (2002 – present)
Brian C. Scott 570 Carillon Parkway St. Petersburg, FL 33716 Age 60	Chief Executive Officer	Indefinite** 2003 – present	9	Director, President and Chief Executive Officer, AEGON/Transamerica Fund Advisers, Inc. (“ATFA”), AEGON/Transamerica Fund Services, Inc. (“ATFS”), AEGON/Transamerica Investors Service, Inc. (“ATIS”), AEGON/ Transamerica Series Fund, Inc. (“ATSF”), Transamerica Income Shares (“TIS”) & Transamerica Index Fund (“TIF”). (2002 – present); Trustee, President & CEO, Transamerica IDEX Mutual Funds, ATFS, TIS and TIF (2002 – present); Director, President & CEO Endeavor Management Co. (2001-2002); Director, TIM (2002 – present) CEO, Transamerica Investors, Inc. (2003 – present); Vice President, Life Investors Insurance Company of America, Peoples Benefit Life Insurance Company and Transamerica Life Insurance Company (2000 – present); Disbursement Officer, Transamerica Financial Life Insurance Company (1995 – present).	N/A

page	9	TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT

DIRECTORS AND OFFICERS (Continued)

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director

John K. Carter 570 Carillon Parkway St. Petersburg, FL 33716 Age 42	Vice President and Secretary	Indefinite** 2003 – present	9	Director, Senior VP, General Counsel, Secretary and Compliance Officer, ATFA, ATIS & ATFS (2000 – present); Senior VP, General Counsel and Secretary, Transamerica IDEX Mutual Funds, ATSF & TIS (1999 – present); VP & Counsel, Transamerica Occidental Life Insurance Company (2001 – present); VP and Senior Counsel, WRL (1999 – present); VP, Senior Counsel and Assistant Secretary, Transamerica Financial Life Insurance Company (2002 – present); VP & Counsel, Transamerica Life Insurance and Annuity Company (2001 – present); VP, AEGON Asset Management Services, Inc. (2000 – present); VP, AFSG Securities Corporation & TIM (2001 – present); VP & Secretary TII (2003 – present)	N/A
Kim D. Day 570 Carillon Parkway St. Petersburg, FL 33716 Age 48	Vice President and Treasurer	Indefinite** 2003 – present	9	Sr. Vice President & Treasurer, ATFA, ATFS & ATIS (2002 – present); Sr. VP, Treasurer & Principal Financial Officer, ATSF, Transamerica IDEX Mutual Funds, TIF & TIS (2003 – present); VP, Director, AFSG (2004 – present), TA Investment Services (2003 – present) and TIM (2001 – present); Assistant VP, WRL (1997 – present); Transamerica Occidental Life Insurance Company & Life Investors Company of America (2001 – present)	N/A

**Directors and officers serve an indefinite term until his/her successor is elected.

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	page	10

STATE STREET EQUITY 500 INDEX PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2004

(UNAUDITED)

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2004 (Unaudited)

	Shares	Market Value (000)
Common Stocks – 97.6%
Consumer Discretionary – 10.6%
AutoNation, Inc. (a) (f)	69,000	$1,180
AutoZone, Inc. (a)	20,687	1,657
Bed Bath & Beyond, Inc. (a)	73,414	2,823
Best Buy Co., Inc.	80,521	4,086
Big Lots, Inc. (a)	29,538	427
Black & Decker Corp.	19,433	1,207
Brunswick Corp.	22,629	923
Carnival Corp.	156,519	7,356
Centex Corp.	30,476	1,394
Circuit City Stores, Inc.	49,439	640
Clear Channel Communications, Inc.	152,865	5,648
Comcast Corp. (a)	556,867	15,648
Cooper Tire & Rubber Co.	18,637	429
Dana Corp.	37,349	732
Darden Restaurants, Inc.	41,710	857
Delphi Corp.	140,767	1,503
Dillard’s, Inc. Class A (f)	19,953	445
Dollar General Corp.	82,315	1,610
Dow Jones & Co., Inc.	20,626	930
Eastman Kodak Co. (f)	70,837	1,911
eBay, Inc. (a)	163,260	15,012
Family Dollar Stores, Inc.	43,568	1,325
Federated Department Stores, Inc.	45,376	2,228
Ford Motor Co.	454,955	7,120
Fortune Brands, Inc.	36,266	2,736
Gannett Co., Inc.	67,338	5,714
Gap, Inc.	222,430	5,394
General Motors Corp.	139,573	6,503
Genuine Parts Co.	42,493	1,686
Goodyear Tire & Rubber Co. (a) (f)	44,442	404
Harley-Davidson, Inc.	73,338	4,543
Harrah’s Entertainment, Inc.	27,933	1,511
Hasbro, Inc.	43,987	836
Hilton Hotels Corp.	95,443	1,781
Home Depot, Inc.	552,057	19,432
International Game Technology	85,952	3,318
Interpublic Group of Cos., Inc. (a)	102,377	1,406
JC Penney & Co., Inc.	70,188	2,650
Johnson Controls, Inc.	47,296	2,525
Jones Apparel Group, Inc.	31,079	1,227
KB HOME	11,631	798
Knight-Ridder, Inc.	19,491	1,403
Kohl’s Corp. (a)	84,310	3,565
Leggett & Platt, Inc.	48,554	1,297
Limited Brands	115,356	2,157
Liz Claiborne, Inc.	27,641	995
Lowe’s Cos., Inc.	195,423	10,270
Marriot International, Inc. Class A	56,939	2,840

	Shares	Market Value (000)
Mattel, Inc.	104,845	$1,913
May Department Stores Co.	72,467	1,992
Maytag Corp.	19,829	486
McDonald’s Corp.	313,553	8,152
McGraw-Hill, Inc.	47,513	3,638
Meredith Corp.	12,647	695
New York Times Co. Class A	37,645	1,683
Newell Rubbermaid, Inc. (f)	67,021	1,575
NIKE, Inc. Class B	65,313	4,947
Nordstrom, Inc.	33,438	1,425
Office Depot, Inc. (a)	76,570	1,371
Omnicom Group, Inc.	47,117	3,576
Pulte Homes, Inc.	31,436	1,636
Radioshack Corp.	41,453	1,187
Reebok International, Ltd.	14,871	535
Sears Roebuck & Co. (f)	52,854	1,996
Sherwin-Williams Co.	35,570	1,478
Snap-On, Inc.	14,748	495
Stanley Works	20,232	922
Staples, Inc.	123,750	3,640
Starbucks Corp. (a)	98,226	4,272
Starwood Hotels & Resorts Worldwide, Inc. Class B	50,512	2,265
Target Corp.	226,557	9,622
Tiffany & Co.	36,868	1,359
Time Warner, Inc. (a)	1,131,447	19,891
TJX Cos., Inc.	123,913	2,991
Toys “R” Us, Inc. (a)	54,169	863
Tribune Co.	81,955	3,732
Univision Communications, Inc. Class A (a)	80,118	2,558
V.F. Corp.	27,288	1,329
Viacom, Inc. Class B	430,289	15,370
Visteon Corp. (f)	31,253	365
Walt Disney Co.	508,873	12,971
Wendy’s International, Inc.	28,567	995
Whirlpool Corp.	17,566	1,205
Yum! Brands, Inc. (a)	72,422	2,696

		287,908

Consumer Staples – 10.9%
Adolph Coors Co. Class B	9,244	669
Alberto Culver Co. Class B	22,258	1,116
Albertson’s, Inc. (f)	92,013	2,442
Altria Group, Inc.	509,264	25,489
Anheuser-Busch Cos., Inc.	199,667	10,782
Archer-Daniels-Midland Co.	160,467	2,693
Avon Products, Inc.	116,948	5,396
Brown-Forman Corp. Class B (f)	30,482	1,471
Campbell Soup Co.	101,183	2,720

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2004 (Unaudited)

	Shares	Market Value (000)
Consumer Staples – (continued)
Clorox Co.	52,110	$2,802
Coca-Cola Co.	604,835	30,532
Coca-Cola Enterprises, Inc.	117,000	3,392
Colgate-Palmolive Co.	132,335	7,735
ConAgra Foods, Inc.	131,246	3,554
Costco Wholesale Corp.	113,651	4,680
CVS Corp.	98,392	4,134
General Mills, Inc.	93,064	4,423
Gillette Co.	250,244	10,610
H.J. Heinz Co.	87,320	3,423
Hershey Foods Corp.	64,408	2,980
Kellogg Co.	102,329	4,282
Kimberly-Clark Corp.	124,664	8,213
Kroger Co. (a)	184,722	3,362
McCormick & Co., Inc.	33,800	1,149
Pepsi Bottling Group, Inc.	65,153	1,990
PepsiCo, Inc.	424,410	22,867
Procter & Gamble Co.	638,322	34,750
R.J. Reynolds Tobacco Holdings, Inc. (f)	21,240	1,436
Safeway, Inc. (a)	109,493	2,775
Sara Lee Corp.	196,417	4,516
SuperValu, Inc.	33,960	1,040
Sysco Corp.	160,081	5,742
UST Corp.	40,947	1,474
Wal-Mart Stores, Inc.	1,065,028	56,191
Walgreen Co.	254,710	9,223
Winn-Dixie Stores, Inc. (f)	38,510	277
Wrigley Wm., Jr. Co.	55,716	3,513

		293,843

Energy – 6.2%
Amerada Hess Corp.	22,502	1,782
Anadarko Petroleum Corp.	62,354	3,654
Apache Corp.	79,930	3,481
Ashland, Inc.	17,080	902
Baker Hughes, Inc.	82,480	3,105
BJ Services Co. (a)	40,055	1,836
Burlington Resources, Inc.	98,056	3,548
ChevronTexaco Corp.	265,847	25,019
ConocoPhillips	170,041	12,972
Devon Energy Corp.	59,661	3,938
EOG Resources, Inc.	28,984	1,731
ExxonMobil Corp.	1,624,102	72,126
Halliburton Co.	107,986	3,268
Kerr-McGee Corp.	37,236	2,002
Marathon Oil Corp.	85,934	3,252
Nabors Industries, Ltd. (a)	37,015	1,674
Noble Corp. (a)	33,823	1,281
Occidental Petroleum Corp.	96,323	4,663

	Shares	Market Value (000)
Rowan Cos., Inc. (a)	26,139	$636
Schlumberger, Ltd.	146,307	9,292
Sunoco, Inc. (f)	19,028	1,211
Transocean, Inc. (a)	79,095	2,289
Unocal Corp.	64,988	2,469
Valero Energy Corp.	32,000	2,360

		168,491

Financials – 19.8%
ACE, Ltd.	70,455	2,979
AFLAC, Inc.	127,316	5,196
Allstate Corp.	174,807	8,137
Ambac Financial Group, Inc.	26,447	1,942
American Express Co.	317,373	16,307
American International Group, Inc.	647,683	46,167
AmSouth Bancorp	86,819	2,211
AON Corp.	78,723	2,241
Apartment Investment & Management Co. Class A	23,800	741
Bank of America Corp.	506,300	42,843
Bank of New York Co., Inc.	192,179	5,665
Bank One Corp.	278,262	14,191
BB&T Corp.	139,318	5,151
Bear Stearns Cos., Inc.	25,999	2,192
Capital One Financial Corp.	59,515	4,070
Charles Schwab Corp.	336,393	3,233
Charter One Financial, Inc.	55,817	2,467
Chubb Corp.	47,239	3,221
Cincinnati Financial Corp. (f)	41,600	1,810
Citigroup, Inc.	1,284,271	59,719
Comerica, Inc.	43,432	2,384
Countrywide Financial Corp.	69,543	4,885
E*Trade Financial Corp. (a)	92,100	1,027
Equity Office Properties Trust	100,441	2,732
Equity Residential	69,607	2,069
Fannie Mae	240,629	17,171
Federal Home Loan Mortgage Corp.	171,146	10,834
Federated Investors, Inc. Class B (f)	27,400	831
Fifth Third Bancorp	140,400	7,551
First Horizon National Corp.	30,917	1,406
Franklin Resources, Inc.	61,844	3,097
Golden West Financial Corp.	37,711	4,011
Goldman Sachs Group, Inc.	120,100	11,309
Hartford Financial Services Group, Inc.	72,288	4,969
Huntington Bancshares, Inc.	57,854	1,329
J.P. Morgan Chase & Co.	517,114	20,049
Janus Capital Group, Inc.	60,619	1,000

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2004 (Unaudited)

	Shares	Market Value (000)
Financials – (continued)
Jefferson-Pilot Corp. (f)	34,860	$1,771
KeyCorp	103,309	3,088
Lehman Brothers Holdings, Inc.	68,818	5,179
Lincoln National Corp.	44,031	2,080
Loews Corp.	46,114	2,765
M & T Bank Corp.	29,600	2,584
Marsh & McLennan Cos., Inc.	129,936	5,896
Marshall & Ilsley Corp.	55,192	2,157
MBIA, Inc.	35,658	2,037
MBNA Corp.	317,502	8,188
Mellon Financial Corp.	106,623	3,127
Merrill Lynch & Co., Inc.	238,627	12,881
MetLife, Inc.	188,807	6,769
MGIC Investment Corp. (f)	24,362	1,848
Moody’s Corp. (f)	36,865	2,384
Morgan Stanley	272,643	14,387
National City Corp.	168,591	5,902
North Fork Bancorp, Inc. (f)	42,290	1,609
Northern Trust Corp.	55,240	2,336
Plum Creek Timber Co., Inc.	46,180	1,505
PNC Financial Services Group, Inc.	70,147	3,723
Principal Financial Group, Inc.	79,450	2,763
Progressive Corp.	53,847	4,593
ProLogis	45,200	1,488
Providian Financial Corp. (a)	73,473	1,078
Prudential Financial, Inc.	130,600	6,069
Regions Financial Corp. (f)	54,889	2,006
SAFECO Corp.	33,864	1,490
Simon Property Group, Inc.	51,763	2,662
SLM Corp.	109,042	4,411
SouthTrust Corp.	81,779	3,174
Sovereign Bancorp, Inc.	76,000	1,679
St. Paul Travelers Cos., Inc.	164,825	6,682
State Street Corp. (Note 4)	83,225	4,081
SunTrust Banks, Inc.	70,072	4,554
Synovus Financial Corp.	74,604	1,889
T. Rowe Price Group, Inc.	31,490	1,587
Torchmark Corp.	27,876	1,500
U.S. Bancorp	470,661	12,971
Union Planters Corp.	47,644	1,420
UnumProvident Corp. (f)	74,435	1,184
Wachovia Corp.	326,726	14,539
Washington Mutual, Inc.	214,813	8,300
Wells Fargo Co.	419,111	23,986
XL Capital, Ltd. Class A	34,132	2,576
Zions Bancorp	22,719	1,396

		537,431

	Shares	Market Value (000)
Health Care – 13.1%
Abbott Laboratories	387,267	$15,785
Aetna, Inc.	38,032	3,233
Allergan, Inc.	32,491	2,909
AmerisourceBergen Corp.	28,216	1,687
Amgen, Inc. (a)	315,775	17,232
Anthem, Inc. (a) (f)	34,100	3,054
Applera Corp. - Applied Biosystems Group	50,167	1,091
Bausch & Lomb, Inc.	13,225	861
Baxter International, Inc.	151,526	5,229
Becton, Dickinson & Co.	62,629	3,244
Biogen Idec, Inc. (a)	84,373	5,337
Biomet, Inc.	62,941	2,797
Boston Scientific Corp. (a)	207,396	8,877
Bristol-Myers Squibb Co.	482,417	11,819
C.R. Bard, Inc.	26,194	1,484
Cardinal Health, Inc.	106,866	7,486
Caremark Rx, Inc. (a)	113,808	3,749
Chiron Corp. (a)	47,044	2,100
CIGNA Corp.	35,389	2,435
Eli Lilly & Co.	280,997	19,644
Express Scripts, Inc. (a)	19,100	1,513
Forest Laboratories, Inc. (a)	91,306	5,171
Genzyme Corp. (a)	56,205	2,660
Gilead Sciences, Inc. (a)	53,200	3,563
Guidant Corp.	77,364	4,323
HCA, Inc.	120,559	5,014
Health Management Associates, Inc. Class A	60,598	1,359
Hospira, Inc. (a)	39,436	1,088
Humana, Inc. (a)	40,925	692
IMS Health, Inc.	59,081	1,385
Johnson & Johnson	737,146	41,059
King Pharmaceuticals, Inc. (a)	60,932	698
Manor Care, Inc.	21,851	714
McKesson Corp.	72,031	2,473
Medco Health Solutions, Inc. (a)	67,772	2,541
MedImmune, Inc. (a)	62,265	1,457
Medtronic, Inc.	301,202	14,675
Merck & Co., Inc.	552,803	26,258
Millipore Corp. (a)	11,928	672
Mylan Laboratories Inc.	65,600	1,328
Pfizer, Inc.	1,894,874	64,956
Quest Diagnostics Inc.	25,600	2,175
Schering-Plough Corp.	365,424	6,753
St. Jude Medical, Inc. (a)	43,797	3,313
Stryker Corp.	99,008	5,445
Tenet Healthcare Corp. (a)	117,509	1,576
UnitedHealth Group, Inc.	152,884	9,517
Watson Pharmaceuticals, Inc. (a)	26,503	713

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2004 (Unaudited)

	Shares	Market Value (000)
Health Care – (continued)
WellPoint Health Networks, Inc. (a)	38,489	$4,311
Wyeth	330,931	11,966
Zimmer Holdings, Inc. (a)	60,720	5,355

		354,776

Industrials – 11.2%
3M Co.	194,184	17,478
Allied Waste Industries, Inc. (a)	80,967	1,067
American Power Conversion Corp.	50,067	984
American Standard Cos., Inc. (a)	54,321	2,190
Apollo Group, Inc. (a)	43,675	3,856
Avery Dennison Corp.	27,070	1,733
Boeing Co. (f)	209,345	10,695
Burlington Northern Santa Fe Corp.	91,650	3,214
Caterpillar, Inc.	84,885	6,743
Cendant Corp.	253,822	6,214
Cintas Corp.	42,882	2,044
Cooper Industries, Ltd.	22,421	1,332
Crane Co.	15,002	471
CSX Corp.	52,824	1,731
Cummins, Inc. (f)	10,673	667
Danaher Corp.	76,226	3,952
Deere & Co.	61,941	4,345
Delta Air Lines, Inc. (a) (f)	31,293	223
Deluxe Corp.	12,720	553
Dover Corp.	50,213	2,114
Eaton Corp.	37,378	2,420
Emerson Electric Co.	104,735	6,656
Equifax, Inc.	34,069	843
FedEx Corp.	74,046	6,049
Fluor Corp. (f)	20,406	973
General Dynamics Corp.	49,206	4,886
General Electric Co. (e)	2,620,923	84,918
Goodrich Co.	29,755	962
H&R Block, Inc.	44,110	2,103
Honeywell International, Inc.	213,342	7,815
Illinois Tool Works, Inc.	76,564	7,342
Ingersoll-Rand Co. Class A	43,450	2,968
ITT Industries, Inc.	22,602	1,876
Lockheed Martin Corp.	111,971	5,831
Masco Corp.	108,774	3,392
Monster Worldwide, Inc. (a)	28,492	733
Navistar International Corp. (a) (f)	17,380	674
Norfolk Southern Corp.	98,061	2,601
Northrop Grumman Corp.	89,278	4,794

	Shares	Market Value (000)
PACCAR, Inc.	43,370	$2,515
Pall Corp.	31,474	824
Parker-Hannifin Corp.	29,023	1,726
Pitney Bowes, Inc.	57,439	2,542
Power-One, Inc. (a) (f)	21,100	232
R.R. Donnelley & Sons Co.	53,260	1,759
Raytheon Co.	110,114	3,939
Robert Half International, Inc.	43,214	1,286
Rockwell Automation, Inc.	47,120	1,767
Rockwell Collins, Inc.	44,819	1,493
Ryder Systems, Inc.	15,780	632
Southwest Airlines Co.	194,340	3,259
Textron, Inc.	34,475	2,046
Thomas & Betts Corp.	14,742	401
Tyco International, Ltd.	498,948	16,535
Union Pacific Corp.	64,240	3,819
United Parcel Service, Inc. Class B	279,900	21,040
United Technologies Corp.	128,157	11,724
W.W. Grainger, Inc.	22,809	1,312
Waste Management, Inc.	143,179	4,388

		302,681

Information Technology – 16.8%
ADC Telecommunications, Inc. (a) (f)	211,127	600
Adobe Systems, Inc.	59,571	2,770
Advanced Micro Devices, Inc. (a) (f)	87,384	1,389
Affiliated Computer Services, Inc. (a)	34,200	1,811
Agilent Technologies, Inc. (a)	119,827	3,509
Altera Corp. (a)	94,978	2,105
Analog Devices, Inc.	92,761	4,367
Andrew Corp. (a) (f)	38,827	777
Apple Computer, Inc. (a)	94,546	3,077
Applied Materials, Inc. (a)	417,861	8,198
Applied Micro Circuits Corp. (a)	77,142	410
Autodesk, Inc.	28,215	1,208
Automatic Data Processing, Inc.	146,538	6,137
Avaya, Inc. (a) (f)	110,415	1,743
BMC Software, Inc. (a)	57,336	1,061
Broadcom Corp. (a)	78,046	3,650
CIENA Corp. (a)	142,888	529
Cisco Systems, Inc. (a)	1,679,059	39,794
Citrix Systems, Inc. (a)	41,653	848
Computer Associates International, Inc.	144,344	4,050
Computer Sciences Corp. (a)	46,382	2,154
Compuware Corp. (a)	95,257	629

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2004 (Unaudited)

	Shares	Market Value (000)
Information Technology – (continued)
Comverse Technology, Inc. (a)	47,238	$942
Convergys Corp. (a)	36,005	554
Corning, Inc. (a)	341,385	4,458
Dell, Inc. (a)	626,591	22,444
Electronic Arts, Inc. (a)	75,300	4,108
Electronic Data Systems Corp. (f)	120,486	2,307
EMC Corp. (a)	608,041	6,932
First Data Corp.	216,704	9,648
Fiserv, Inc. (a)	47,647	1,853
Gateway, Inc. (a)	93,965	423
Hewlett-Packard Co.	758,119	15,996
Intel Corp.	1,606,203	44,331
International Business Machines Corp.	418,518	36,892
Intuit, Inc. (a)	47,551	1,835
Jabil Circuit, Inc. (a)	49,313	1,242
JDS Uniphase Corp. (a) (f)	362,319	1,373
KLA-Tencor Corp. (a)	48,164	2,378
Lexmark International Group, Inc. Class A (a)	32,302	3,118
Linear Technology Corp.	76,975	3,038
LSI Logic Corp. (a)	96,135	733
Lucent Technologies, Inc. (a) (f)	1,056,372	3,993
Maxim Integrated Products, Inc.	80,056	4,197
Mercury Interactive Corp. (a)	22,148	1,104
Micron Technology, Inc. (a)	152,732	2,338
Microsoft Corp. (e)	2,680,604	76,558
Molex, Inc. (f)	48,110	1,543
Motorola, Inc.	581,698	10,616
National Semiconductor Corp. (a)	89,418	1,966
NCR Corp. (a)	23,992	1,190
Network Appliance, Inc. (a)	85,267	1,836
Novell, Inc. (a)	93,442	784
Novellus Systems, Inc. (a)	36,669	1,153
NVIDIA Corp. (a)	39,751	814
Oracle Corp. (a)	1,290,038	15,390
Parametric Technology Corp. (a)	63,641	318
Paychex, Inc.	93,627	3,172
PeopleSoft, Inc. (a)	91,223	1,688
PerkinElmer, Inc.	32,157	644
PMC-Sierra, Inc. (a)	41,124	590
QLogic Corp. (a)	23,845	634
QUALCOMM, Inc.	201,539	14,708
Sabre Holdings Corp. Class A	34,324	951
Sanmina-SCI Corp. (a)	127,858	1,164
Scientific-Atlanta, Inc.	38,368	1,324
Siebel Systems, Inc. (a)	125,358	1,340
Solectron Corp. (a)	238,314	1,542

	Shares	Market Value (000)
Sun Microsystems, Inc. (a)	827,588	$3,592
SunGard Data Systems, Inc. (a)	72,050	1,873
Symantec Corp. (a)	77,200	3,380
Symbol Technologies, Inc.	58,485	862
Tektronix, Inc.	21,029	715
Tellabs, Inc. (a) (f)	104,775	916
Teradyne, Inc. (a)	48,392	1,098
Texas Instruments, Inc.	430,503	10,410
Thermo Electron Corp. (a)	41,129	1,264
Unisys Corp. (a)	83,479	1,159
VERITAS Software Corp. (a)	107,483	2,977
Waters Corp. (a)	29,957	1,431
Xerox Corp. (a) (f)	196,242	2,846
Xilinx, Inc.	85,504	2,848
Yahoo!, Inc. (a)	335,080	12,197

		454,546

Materials – 2.9%
Air Products & Chemicals, Inc.	55,989	2,937
Alcoa, Inc.	216,146	7,139
Allegheny Technologies, Inc.	22,329	403
Ball Corp.	14,285	1,029
Bemis Co., Inc.	26,928	761
Boise Cascade Corp.	21,519	810
Dow Chemical Co.	232,899	9,479
E.I. Du Pont de Nemours & Co.	247,939	11,013
Eastman Chemical Co. (f)	18,962	877
Ecolab, Inc.	63,626	2,017
Engelhard Corp.	31,730	1,025
Freeport-McMoRan Copper & Gold, Inc. Class B (f)	43,114	1,429
Georgia-Pacific Group	62,740	2,320
Great Lakes Chemical Corp.	12,803	346
Hercules, Inc. (a)	28,098	342
International Flavors & Fragrances, Inc.	23,704	886
International Paper Co.	120,756	5,398
Louisiana-Pacific Corp. (f)	26,459	626
MeadWestvaco Corp.	50,688	1,490
Monsanto Co.	66,646	2,566
Newmont Mining Corp.	110,242	4,273
Nucor Corp. (f)	19,802	1,520
Pactiv Corp. (a)	39,764	992
Phelps Dodge Corp. (a)	23,305	1,806
PPG Industries, Inc.	42,390	2,649
Praxair, Inc.	80,120	3,198
Rohm & Haas Co.	55,096	2,291
Sealed Air Corp. (a)	20,836	1,110
Sigma-Aldrich Corp.	17,493	1,043
Temple-Inland, Inc.	13,714	950
United States Steel Corp.	28,902	1,015

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2004 (Unaudited)

	Shares	Market Value (000)
Materials – (continued)
Vulcan Materials Co.	25,496	$1,212
Weyerhaeuser Co.	60,024	3,789
Worthington Industries, Inc. (f)	21,829	448

		79,189

Telecommunication Services – 3.3%
ALLTEL Corp.	77,398	3,918
AT&T Corp.	195,647	2,862
AT&T Wireless Services, Inc. (a)	677,138	9,697
BellSouth Corp.	455,128	11,933
CenturyTel, Inc.	34,508	1,037
Citizens Communications Co. (a) (f)	72,077	872
Nextel Communications, Inc. Class A (a)	276,136	7,362
Qwest Communications International, Inc. (a)	442,622	1,589
SBC Communications, Inc.	822,004	19,933
Sprint Corp. (Fon Group) (f)	353,023	6,213
Verizon Communications, Inc.	689,298	24,946

		90,362

Utilities – 2.8%
AES Corp. (a)	153,414	1,523
Allegheny Energy, Inc. (a) (f)	31,899	492
Ameren Corp.	45,642	1,961
American Electric Power Co., Inc.	98,154	3,141
Calpine Corp. (a) (f)	104,452	451
CenterPoint Energy, Inc. (f)	77,193	888
Cinergy Corp.	43,558	1,655
CMS Energy Corp. (a) (f)	38,505	351
Consolidated Edison, Inc.	59,622	2,371
Constellation Energy Group, Inc.	40,903	1,550
Dominion Resources, Inc.	80,587	5,083
DTE Energy Co.	42,546	1,725
Duke Energy Corp.	225,277	4,571
Dynegy Inc. Class A (a) (f)	94,930	404
Edison International	80,562	2,060
El Paso Corp. (f)	160,894	1,268
Entergy Corp.	56,343	3,156
Exelon Corp.	163,478	5,442
FirstEnergy Corp.	81,312	3,042
FPL Group, Inc.	45,389	2,903
KeySpan Corp. (f)	40,206	1,476
Kinder Morgan, Inc.	30,938	1,834
Nicor, Inc. (f)	11,213	381
NiSource, Inc.	65,967	1,360
Peoples Energy Corp. (f)	9,331	393
PG&E Corp. (a)	103,823	2,901
Pinnacle West Capital Corp.	23,081	932
PPL Corp.	44,468	2,041

	Shares	Market Value (000)
Progress Energy, Inc.	60,908	$2,683
Public Service Enterprise Group, Inc.	58,022	2,323
Sempra Energy	56,189	1,935
Southern Co.	181,758	5,298
TECO Energy, Inc. (f)	47,476	569
TXU Corp.	79,748	3,231
Williams Cos., Inc.	130,937	1,558
Xcel Energy, Inc.	99,997	1,671

		74,623

Total Common Stocks
(cost $2,195,921,918)		$2,643,850

	Par Amount (000)	Market Value (000)
U. S. Government Securities – 0.3%
United States Treasury Bill (b) (c)
1.24% due 09/09/04	$7,910	$7,891

Total U. S. Government Securities
(cost $ 7,890,928)		7,891

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2004 (Unaudited)

	Shares (000)	Market Value (000)
Short Term Investments – 4.0%
AIM Short Term Investment Prime Portfolio	54,533	$54,533
Federated Money Market Obligations Trust	484	484
State Street Navigator Securities Lending Prime Portfolio (d) (Note 4)	53,666	53,666

Total Short Term Investments
(cost $108,682,911)		108,683

Total Investments – 101.9%
(cost $2,312,495,757)		$2,760,424
Liabilities in excess of other assets – (1.9)%		(51,853)

Net Assets – 100%		$2,708,571

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts

S&P 500 Financial Futures Contracts (long) Expiration date 09/2004	229	$438

Total unrealized appreciation on open futures contracts purchased		$438

(a)	Non-income producing security.
(b)	Security held as collateral in relation to initial margin requirements on futures contracts.
(c)	Rate represents annualized yield at date of purchase.
(d)	Security represents investment made with cash collateral received from securities loaned.
(e)	All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(f)	All or a portion of these securities were on loan at June 30, 2004.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $2,309,667) - including $52,114 of securities loaned (Note 2)	$2,756,343
Investments in non-controlled affiliates at market (identified cost $2,829) (Note 4)	4,081
Receivables:
Investment securities sold	5,004
Dividends and interest	3,017
Daily variation margin on futures contracts	263

Total assets	2,768,708

Liabilities
Payables:
Investment securities purchased	6,372
Due upon return of securities loaned	53,666
Management fees (Note 4)	99

Total liabilities	60,137

Net Assets	$2,708,571

Composition of Net Assets
Paid-in capital	$2,260,205
Net unrealized appreciation on investments and futures contracts	448,366

Net Assets	$2,708,571

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

(Amounts in thousands)

Investment Income
Dividend income - unaffiliated issuers		$21,812
Dividend income - non-controlled affiliated issuers		26
Interest		35
Security lending income (Notes 2 and 4)		42

Total Investment Income		21,915

Expenses
Management fees (Note 4)	$605

Total Expenses		605

Net Investment Income		21,310

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(15,718)
Futures contracts	3,972

		(11,746)
Net change in unrealized appreciation (depreciation) on:
Investments	82,027
Futures contracts	(1,578)

		80,449

Net realized and unrealized gain		68,703

Net Increase in Net Assets Resulting from Operations		$90,013

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

(Amounts in thousands)

	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations
Net investment income	$21,310	$39,264
Net realized loss on investments and futures contracts	(11,746)	(90,744)
Net change in unrealized appreciation (depreciation)	80,449	641,095

Net increase in net assets resulting from operations	90,013	589,615

Capital Transactions
Proceeds from contributions	170,219	547,305
Contributions in-kind	-	19,659
Fair value of withdrawals	(266,333)	(434,455)

Net increase (decrease) in net assets from capital transactions	(96,114)	132,509

Total Net Increase (Decrease) in Net Assets	(6,101)	722,124

Net Assets
Beginning of period	2,714,672	1,992,548

End of period	$2,708,571	$2,714,672

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the Six Months Ended 6/30/04 (Unaudited)		Year Ended 12/31/03	Year Ended 12/31/02		Year Ended 12/31/01		Period Ended 12/31/00*
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,708,571		$2,714,672	$1,992,548		$2,692,298		$2,957,271

Ratios to average net assets:
Operating expenses	0.045%	†	0.045%	0.045%		0.045%		0.045%	†
Net investment income	1.59%	†	1.74%	1.57%		1.34%		1.14%	†

Portfolio turnover rate**	5%	††	12%	13%		14%		18%	††

Total return (a)	3.45%	††	28.62%	(22.16%	)	(11.94%	)	(2.41%	)††

*	The Portfolio commenced operations on March 1, 2000.
**	The Portfolio turnover rate excludes in-kind security transactions.
†	Annualized.
††	Not Annualized.

(a)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At June 30, 2004, only the Portfolio and State Street MSCI® EAFE® Index Portfolio had commenced operations. Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. Significant Accounting Policies

The Portfolio’s financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount

State Street Equity 500 Index Portfolio

Notes to Financial Statements - (continued)

June 30, 2004 (Unaudited)

equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2004, the earned income for the Portfolio and State Street was $42,216 and $14,072, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2004, the value of the securities loaned amounted to $52,114,053. The loans were collateralized with cash of $53,666,201, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company.

3. Securities Transactions

For the period ended June 30, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $126,860,440 and $157,484,871, respectively.

At June 30, 2004, the book cost of investments was $2,312,495,757 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $647,568,272 and $199,640,408, respectively, resulting in net appreciation of $447,927,864.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at June 30, 2004 is listed in the Portfolio of Investments.

During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA. For the period ended June 30, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

State Street Equity 500 Index Portfolio

Notes to Financial Statements - (continued)

June 30, 2004 (Unaudited)

General Information (Unaudited)

Proxy Voting Policies and Procedures

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 are available without charge, upon request, by (i) calling (800) 997-7327 or (ii) on the SEC’s website at www.sec.gov.

Transamerica Premier Funds

Directors

Gary U. Rollé

Chairman of the Board

Sandra N. Bane

Sidney E. Harris

Charles C. Reed

Carl R. Terzian

Officers

Brian C. Scott

Chief Executive Officer

John K. Carter

Vice President, Secretary & Anti-Money Laundering Officer

Kim D. Day

Vice President & Treasurer

Investment Adviser

Transamerica Investment Management, LLC

1150 South Olive Street

Los Angeles, California 90015

Distributor

AFSG Securities Corporation

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Transfer Agent

AEGON/Transamerica

Investor Services, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716

PROXY VOTING POLICIES AND PROCEDURES

A description of the Transamerica Premier Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-892-7587 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds will be required to File new SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th no later than August 31st of each year. The first filing of Form N-PX will be made no later than August 31, 2004, for the 12 month-period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-800-892-7587; and (2) on the SEC’s website at www.sec.gov.

TRANSAMERICA PREMIER FUNDS	2004 SEMI-ANNUAL REPORT	26

AEGON Transamerica Investor Svcs. Inc. P.O. BOX 9035 CLEARWATER, FLORIDA 33758-9035	PRSRT STD U.S POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

This report is for the information of the shareholders of the Transamerica Premier Index Fund. Its use in connection with any offering of the Fund’s shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including risks and expenses. Please read the prospectus thoroughly before you invest.

Call 1-800-892-7587 for more information.

This Fund is neither insured nor guaranteed by the U.S. government.

©2001 AFSG Securities Corporation, Distributor

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://transamericafunds.com

TPF 576I-0204

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Not applicable

Item 9:	Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors: currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

Item 10:	Controls and Procedures.

(a)

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c), under the Investment Company Act of 1940, as of June 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR

(a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 11:	Exhibits.

(a)	(1) Not Applicable

(2)	Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not Applicable

(b)	A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer

Date:	September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer

Date:	September 3, 2004

By:	/s/ Kim D. Day
Vice President and Treasurer

Date:	September 3, 2004

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

11(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer

11(a)(2)	Section 302 N-CSR Certification of Principal Financial Officer

11(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer